UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06721

The BlackRock Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	December 31, 2004

Date of reporting period:	June 30, 2004

Item 1. Reports to Shareholders.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME                LIQUIDITY                EQUITIES                ALTERNATIVES                BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2004 (UNAUDITED)

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Target Term Trust (BMN)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	15

Financial Statements

Statements of Assets and Liabilities	56

Statements of Operations	58

Statements of Changes in Net Assets	60

Financial Highlights	65

Notes to Financial Statements	78

Dividend Reinvestment Plans	84

Additional Information	85

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

June 30, 2004

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2004.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal 2008 Term Trust (BRM)	4.92%	7.57%	$16.15	$16.68

BlackRock Insured Municipal Term Trust (BMT)	5.33	8.20	10.79	10.87

BlackRock Municipal 2018 Term Trust (BPK)	5.52	8.50	14.12	15.07

BlackRock Municipal 2020 Term Trust (BKK)	6.75	10.39	13.88	13.74

BlackRock Municipal Target Term Trust (BMN)	4.51	6.93	10.65	10.60

BlackRock Strategic Municipal Trust (BSD)	7.15	11.01	13.35	14.90

BlackRock California Insured Municipal 2008 Term Trust (BFC)	4.87	7.49	15.86	16.47

BlackRock California Municipal 2018 Term Trust (BJZ)	5.57	8.57	13.20	14.36

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	4.88	7.51	15.36	15.67

BlackRock Florida Municipal 2020 Term Trust (BFO)	6.47	9.96	13.90	13.78

BlackRock New York Insured Municipal 2008 Term Trust (BLN)	4.76	7.32	15.76	16.43

BlackRock New York Municipal 2018 Term Trust (BLH)	5.20	8.00	14.14	14.97

BlackRock Pennsylvania Strategic Municipal Trust (BPS)	6.37	9.80	13.93	15.53

1 Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2004, BlackRock managed over $19 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/04:	$16.15

Net Asset Value as of 6/30/04:	$16.68

Yield on Closing Market Price as of 6/30/04 ($16.15):[1]	4.92%

Current Monthly Distribution per Common Share:[2]	$0.06625

Current Annualized Distribution per Common Share:[2]	$0.79500

Leverage as of 6/30/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$16.15	$17.27	(6.49)%	$17.76	$15.87

NAV	$16.68	$17.38	(4.03)%	$17.75	$16.46

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

City, County & State	29%	29%

Power	22	21

Education	10	14

Tax Revenue	9	9

Industrial & Pollution Control	8	6

Transportation	8	7

Lease Revenue	6	5

Hospital	4	4

Water & Sewer	4	4

Housing	—	1

As of June 30, 2004, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT

Initial Offering Date:	February 20, 1992

Termination Date (on or about):	December 31, 2010

Closing Market Price as of 6/30/04:	$10.79

Net Asset Value as of 6/30/04:	$10.87

Yield on Closing Market Price as of 6/30/04 ($10.79):[1]	5.33%

Current Monthly Distribution per Common Share:[2]	$0.047917

Current Annualized Distribution per Common Share:[2]	$0.575004

Leverage as of 6/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$10.79	$11.06	(2.44)%	$11.74	$10.47

NAV	$10.87	$11.40	(4.65)%	$11.72	$10.62

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

City, County & State	32%	35%

Education	15	15

Water & Sewer	15	14

Power	14	12

Hospital	10	10

Lease Revenue	6	6

Transportation	6	6

Tax Revenue	2	2

As of June 30, 2004, 99.5% of all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch and the remaining 0.5% was rated A+.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK

Initial Offering Date:	October 30, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 6/30/04:	$14.12

Net Asset Value as of 6/30/04:	$15.07

Yield on Closing Market Price as of 6/30/04 ($14.12):[1]	5.52%

Current Monthly Distribution per Common Share:[2]	$0.065

Current Annualized Distribution per Common Share:[2]	$0.780

Leverage as of 6/30/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$14.12	$14.36	(1.67)%	$15.09	$13.59

NAV	$15.07	$15.53	(2.96)%	$16.05	$14.96

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Industrial & Pollution Control	21%	23%

Hospital	21	21

City, County & State	17	12

Tobacco	11	12

Housing	9	10

Power	5	6

Transportation	4	4

Education	4	4

Lease Revenue	3	3

Tax Revenue	1	1

Other	4	4

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	14%	15%

AA/Aa	4	5

A	23	22

BBB/Baa	39	40

BB/Ba	4	2

B	3	4

Not Rated[5]	13	12

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2004, and December 31, 2003, the market value of these securities was $14,355,925 representing 3.8% and $18,920,780 representing 5.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 6/30/04:	$13.88

Net Asset Value as of 6/30/04:	$13.74

Yield on Closing Market Price as of 6/30/04 ($13.88):[1]	6.75%

Current Monthly Distribution per Common Share:[2]	$0.078125

Current Annualized Distribution per Common Share:[2]	$0.937500

Leverage as of 6/30/04:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$13.88	$15.00	(7.47)%	$15.48	$13.40

NAV	$13.74	$14.51	(5.31)%	$15.04	$13.53

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

City, County & State	31%	26%

Hospitals	16	15

Industrial & Pollution Control	14	13

Lease Revenue	10	14

Tobacco	9	9

Education	7	6

Power	5	6

Housing	4	2

Transportation	2	3

Tax Revenue	2	6

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	13%	22%

AA/Aa	6	11

A	23	18

BBB/Baa	36	34

BB/Ba	2	1

B	3	5

CCC	1	—

Not Rated[5]	16	9

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2004, the market value of these securities was $8,153,706 representing 1.8% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Municipal Target Term Trust (BMN)

Trust Information

Symbol on the New York Stock Exchange:	BMN

Initial Offering Date:	September 27, 1991

Termination Date (on or about):	December 31, 2006

Closing Market Price as of 6/30/04:	$10.65

Net Asset Value as of 6/30/04:	$10.60

Yield on Closing Market Price as of 6/30/04 ($10.65):[1]	4.51%

Current Monthly Distribution per Common Share:[2]	$0.04

Current Annualized Distribution per Common Share:[2]	$0.48

Leverage as of 6/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$10.65	$10.95	(2.74)%	$11.55	$10.40

NAV	$10.60	$10.97	(3.37)%	$11.11	$10.55

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

City, County & State	38%	39%

Power	14	13

Transportation	11	11

Education	10	10

Lease Revenue	8	7

Water & Sewer	8	7

Housing	4	5

Tax Revenue	3	3

Hospital	3	4

Industrial & Pollution Control	1	1

As of June 30, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD

Initial Offering Date:	August 25, 1999

Closing Market Price as of 6/30/04:	$13.35

Net Asset Value as of 6/30/04:	$14.90

Yield on Closing Market Price as of 6/30/04 ($13.35):[1]	7.15%

Current Monthly Distribution per Common Share:[2]	$0.079585

Current Annualized Distribution per Common Share:[2]	$0.955020

Leverage as of 6/30/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$13.35	$14.69	(9.12)%	$15.60	$13.03

NAV	$14.90	$15.91	(6.35)%	$16.39	$14.76

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Hospital	20%	19%

Industrial & Pollution Control	15	16

City, County & State	11	11

Tax Revenue	9	9

Education	9	9

Power	9	8

Transportation	8	8

Housing	5	5

Water & Sewer	4	4

Lease Revenue	3	4

Tobacco	3	3

Other	4	4

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	44%	43%

AA/Aa	10	10

A	6	12

BBB/Baa	20	15

BB/Ba	8	7

B	5	7

CCC	2	—

Not Rated[5]	5	6

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2004, and December 31, 2003, the market value of these securities was $4,349,200 representing 2.6% and $6,508,720 representing 3.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/04:	$15.86

Net Asset Value as of 6/30/04:	$16.47

Yield on Closing Market Price as of 6/30/04 ($15.86):[1]	4.87%

Current Monthly Distribution per Common Share:[2]	$0.064375

Current Annualized Distribution per Common Share:[2]	$0.772500

Leverage as of 6/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$15.86	$17.09	(7.20)%	$17.35	$15.60

NAV	$16.47	$17.19	(4.19)%	$17.65	$16.08

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

City, County & State	23%	22%

Lease Revenue	19	19

Power	18	18

Education	12	11

Water & Sewer	10	10

Tax Revenue	8	8

Resource Recovery	5	5

Transportation	4	4

Hospital	1	3

As of June 30, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ

Initial Offering Date:	October 30, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 6/30/04:	$13.20

Net Asset Value as of 6/30/04:	$14.36

Yield on Closing Market Price as of 6/30/04 ($13.20):[1]	5.57%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 6/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$13.20	$13.42	(1.64)%	$14.53	$12.88

NAV	$14.36	$14.77	(2.78)%	$15.25	$14.04

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Transportation	18%	19%

City, County & State	18	18

Lease Revenue	15	15

Hospital	10	10

Tobacco	10	11

Housing	7	7

Education	5	5

Power	5	5

Industrial & Pollution Control	3	2

Water & Sewer	2	1

Other	7	7

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	33%	33%

AA/Aa	4	4

A	32	25

BBB/Baa	24	28

Not Rated[5]	7	10

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2004, and December 31, 2003, the market value of these securities was $8,387,206 representing 6.1% and $12,685,095 representing 9.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/04:	$15.36

Net Asset Value as of 6/30/04:	$15.67

Yield on Closing Market Price as of 6/30/04 ($15.36):[1]	4.88%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 6/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$15.36	$16.19	(5.13)%	$16.74	$15.06

NAV	$15.67	$16.43	(4.63)%	$16.81	$15.44

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Tax Revenue	34%	33%

Power	14	14

Education	14	16

Lease Revenue	11	11

City, County & State	10	10

Water & Sewer	7	7

Transportation	5	6

Resource Recovery	4	3

Other	1	—

As of June 30, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 6/30/04:	$13.90

Net Asset Value as of 6/30/04:	$13.78

Yield on Closing Market Price as of 6/30/04 ($13.90):[1]	6.47%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 6/30/04:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$13.90	$15.39	(9.68)%	$15.53	$13.00

NAV	$13.78	$14.50	(4.97)%	$15.08	$13.58

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

City, County & State	29%	31%

Water & Sewer	17	21

Hospitals	10	10

Education	9	—

Power	9	11

Tobacco	8	11

Lease Revenue	5	1

Industrial & Pollution Control	5	6

Tax Revenue	5	6

Transportation	3	3

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	56%	50%

AA/Aa	1	1

A	4	5

BBB/Baa	17	17

BB/Ba	2	—

Not Rated[5]	20	27

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2004, and December 31, 2003, the market value of these securities was $2,067,000 representing 1.7% and $2,097,600 representing 2.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/04:	$15.76

Net Asset Value as of 6/30/04:	$16.43

Yield on Closing Market Price as of 6/30/04 ($15.76):[1]	4.76%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 6/30/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$15.76	$16.96	(7.08)%	$17.35	$15.51

NAV	$16.43	$17.13	(4.09)%	$17.52	$16.19

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Transportation	24%	27%

Education	20	19

City, County & State	17	16

Water & Sewer	12	11

Hospital	9	10

Tax Revenue	7	6

Power	5	5

Housing	3	3

Lease Revenue	3	3

As of June 30, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH

Initial Offering Date:	October 30, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 6/30/04:	$14.14

Net Asset Value as of 6/30/04:	$14.97

Yield on Closing Market Price as of 6/30/04 ($14.14):[1]	5.20%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 6/30/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$14.14	$14.70	(3.81)%	$15.17	$13.78

NAV	$14.97	$15.53	(3.61)%	$16.15	$14.74

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Education	22%	22%

Hospital	17	17

City, County & State	12	11

Lease Revenue	11	7

Transportation	11	11

Tobacco	9	10

Tax Revenue	6	6

Industrial & Pollution Control	6	6

Power	1	1

Housing	—	4

Other	5	5

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	23%	23%

AA/Aa	37	37

A	22	19

BBB/Baa	15	13

CCC/Caa	3	3

Not Rated[5]	—	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed all of the non-rated securities at December 31, 2003, to be of investment grade quality.

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on American Stock Exchange:	BPS

Initial Offering Date:	August 25, 1999

Closing Market Price as of 6/30/04:	$13.93

Net Asset Value as of 6/30/04:	$15.53

Yield on Closing Market Price as of 6/30/04 ($13.93):[1]	6.37%

Current Monthly Distribution per Common Share:[2]	$0.073965

Current Annualized Distribution per Common Share:[2]	$0.887580

Leverage as of 6/30/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$13.93	$15.12	(7.87)%	$15.85	$13.41

NAV	$15.53	$16.09	(3.48)%	$16.42	$15.30

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2004	December 31, 2003

Education	21%	21%

Hospital	20	20

Transportation	17	17

Housing	10	12

Water & Sewer	7	7

Lease Revenue	5	5

Industrial & Pollution Control	5	4

City, County & State	5	5

Other	10	9

Credit Breakdown4

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	53%	52%

AA/Aa	14	14

A	7	7

BBB/Baa	11	10

BB/Ba	—	5

B	5	—

Not Rated[5]	10	12

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2004, and December 31, 2003, the market value of these securities was $4,349,200 representing 10.1% and $4,322,000 representing 9.5%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—149.9%
		Alabama 2.1%
AAA	$2,410	Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$2,596,100
AAA	6,555	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,832,277

				9,428,377

		Alaska—0.9%
AAA	4,000	Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,082,680

		Arizona—2.0%
AAA	4,000	Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,519,000
AAA	1,000	Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,046,780
AAA	4,200	Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,372,452

				8,938,232

		California—2.2%
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.125%, 5/01/08, FSA	No Opt. Call	5,051,100
AAA	5,000	3.375%, 5/01/09, MBIA	No Opt. Call	5,050,250

				10,101,350

		Colorado—2.4%
AAA	2,000	E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,473,800
AAA	1,000	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	1,007,330
AAA	6,965	Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,471,634
AAA	1,000	Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	1,009,380

				10,962,144

		Delaware—0.1%
AAA	650	Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	650,806

		District of Columbia—3.1%
		Dist. of Columbia, GO,
AAA	195	Ser. B, 5.50%, 6/01/09, FSA	ETM	215,754
AAA	2,605	Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,866,568
AAA	10,000	Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,914,000

				13,996,322

		Florida—4.6%
AAA	2,280	Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,380,252
AAA	13,890	Florida Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,996,477
AAA	1,300	Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,396,564
AAA	2,080	Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,282,717

				21,056,010

		Georgia—5.8%
AAA	5,000	Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,491,300
AAA	20,000	Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,773,000

				26,264,300

		Hawaii—3.7%
		Hawaii, GO, FSA,
AAA	6,510	Ser. CY, 4.00%, 2/01/09	No Opt. Call	6,729,908
AAA	8,045	Ser. CZ, 3.25%, 7/01/09	No Opt. Call	8,045,965
AAA	1,880	Honolulu City and Cnty., Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	2,025,324

				16,801,197

		Illinois—16.9%
AAA	14,205	Chicago O’Hare Intl. Arpt., Ser. A, 6.25%, 1/01/08, MBIA	01/05 @ 102	14,791,098
		Chicago Park Dist., Parking Rev., GO,
AAA	3,290	Ser. A, 3.00%, 1/01/08, FGIC	No Opt. Call	3,292,138
AAA	1,750	Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,767,395
AAA	1,000	Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	984,530
AAA	2,930	Chicago Proj. & Refunding, Ser. A, 5.00%, 1/01/09, AMBAC	No Opt. Call	3,141,282
AAA	3,105	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	2,900,443

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois (continued)
			Cook Cnty. High Sch., GO,
AAA	$5,980		J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	No Opt. Call	$4,856,537
AAA	2,000		Arlington Heights, 4.50%, 12/01/08, FSA	No Opt. Call	2,115,240
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	7,693,766
			Illinois, GO, Ser. 1, MBIA,
AAA	6,750		3.50%, 7/01/08	No Opt. Call	6,883,515
AAA	5,000		3.75%, 7/01/09	No Opt. Call	5,119,550
AAA	13,000		Illinois Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	12,863,890
AAA	1,455		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,484,537
			Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj., FGIC,
AAA	8,385		Zero Coupon, 6/15/08	ETM	7,407,393
AAA	215		Zero Coupon, 6/15/08	No Opt. Call	188,099
AAA	1,570		Ser. A, Zero Coupon, 6/15/08	ETM	1,386,954

					76,876,367

			Indiana—1.5%
			Indiana Hlth. Fac. Fin. Auth., Hosp. Rev. & Impvt., Ancilla Sys. Inc., MBIA,
AAA	3,860		Ser. A, 6.25%, 7/01/08	07/04 @ 100	3,860,000
AAA	2,965		Ser. B, 6.25%, 7/01/08	07/04 @ 100	2,965,000

					6,825,000

			Kansas—0.2%
AAA	1,000		Kansas Dev. Fin. Auth., Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,034,060

			Kentucky—0.7%
AAA	3,890		Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,308,289

			Louisiana—1.3%
AAA	5,770		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,808,890

			Massachusetts—0.1%
AAA	355		Massachusetts Hsg. Fin. Agcy. Hsg. Projs., Ser. A, 5.95%, 10/01/08, AMBAC	08/04 @ 101	357,279

			Michigan—6.5%
AAA	1,665		Detroit, GO, 3.50%, 4/01/09, MBIA	No Opt. Call	1,686,845
AAA	6,315		Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,539,435
			Lake Orion, Cmnty. Sch. Dist., AMBAC,
AAA	3,290	[3]	6.60%, 5/01/05	N/A	3,457,165
AAA	3,285	[3]	6.70%, 5/01/05	N/A	3,454,572
AAA	3,000		Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,120,810
AAA	2,535		Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,623,598
AAA	2,695		West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,731,005
AAA	2,000		Western Twnshps. Util. Auth. Sewage Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,149,420
AAA	3,400		Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	3,654,966

					29,417,816

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,175,000

			Nevada—3.0%
AAA	6,270		Clark Cnty. Sch. Dist, Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,496,598
AAA	2,245		Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC	No Opt. Call	2,391,935
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	2,085		Zero Coupon, 1/01/09	No Opt. Call	1,753,777
AAA	3,585		Zero Coupon, 1/01/10	No Opt. Call	2,858,751

					13,501,061

			New Jersey—8.0%
			Monmouth Cnty. Impvt. Auth., Gov’t. Loan,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,216,291
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,081,490
			New Jersey Econ. Dev. Auth., Ser. A, MBIA,
AAA	1,220		Econ. Recovery Fund, 4.50%, 3/15/09	No Opt. Call	1,290,284
AAA	30,275	[3]	Mkt. Transp. Fac. Rev., 5.80%, 7/01/04	N/A	30,880,500
AAA	1,750		New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,900,518

					36,369,083

			New Mexico—1.1%
AAA	2,030		Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,057,344
AAA	2,825		New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,907,603

					4,964,947

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—14.9%
AAA	$2,000		Erie Cnty., Public Impvt., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	$2,120,600
AAA	15,915		New York, GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	17,251,701
			New York City, GO, Ser. E, MBIA,
AAA	5,000		6.125%, 8/01/06	No Opt. Call	5,377,950
AAA	15,500		6.20%, 8/01/07	No Opt. Call	17,096,965
			New York City, Ser. G, MBIA,
AAA	2,890	[3]	5.75%, 2/01/06	N/A	3,100,479
AAA	2,110		5.75%, 2/01/08	02/06 @ 101.5	2,240,229
AAA	4,250		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,287,910
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	2,545	[3]	6.50%, 11/15/04	N/A	2,643,721
AAA	2,370	[3]	6.50%, 11/15/04	N/A	2,461,932
AAA	1,215	[3]	6.50%, 11/15/04	N/A	1,262,130
AAA	950	[3]	6.50%, 11/15/04	N/A	986,851
AAA	1,030		6.50%, 5/15/07	11/04 @ 102	1,068,985
AAA	80		6.50%, 11/15/07	11/04 @ 102	83,028
			New York Thruway Auth. Svc. Contract Rev., Local Highway and Bridge, Ser. A, MBIA,
AAA	680	[3]	5.40%, 1/01/05	N/A	707,152
AAA	2,715		5.40%, 1/01/09	01/05 @ 102	2,817,953
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,979,600

					67,487,186

			North Carolina—8.4%
AAA	1,000	[3]	Cumberland Cnty., COP, Civic Ctr. Proj., Ser. A, 6.375%, 12/01/04, AMBAC	N/A	1,040,620
			No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B,
AAA	13,500		6.125%, 1/01/09, FGIC	No Opt. Call	15,139,035
AAA	5,000		7.00%, 1/01/08, CAPMAC	No Opt. Call	5,657,300
AAA	14,675		7.25%, 1/01/07, CAPMAC	No Opt. Call	16,284,994

					38,121,949

			Ohio—1.3%
AAA	2,410	[3]	Cleveland, GO, 6.40%, 11/15/04, MBIA	N/A	2,502,158
			Ohio Bldg. Auth., Ser. A,
AAA	1,000	[3]	Juvenile Correctional Proj., 6.50%, 10/01/04, AMBAC	N/A	1,032,500
AAA	2,000		Workers Comp. Facs., 5.00%, 4/01/09, FGIC	No Opt. Call	2,157,180

					5,691,838

			Oregon—1.9%
AAA	1,285		Lane Cnty. Sch. Dist., No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,276,982
			Oregon Dept. of Admin. Svcs., FSA,
AAA	2,905		COP, 5.00%, 11/01/08	No Opt. Call	3,130,108
AAA	2,255		Lottery Rev., Ser. C, 3.125%, 4/01/09	No Opt. Call	2,252,610
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,059,100

					8,718,800

			Pennsylvania—11.8%
AAA	1,460		Bensalem Twnshp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,460,190
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,567,035
			Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., MBIA,
AAA	6,910		Ser. A, 6.25%, 7/01/08	08/04 @ 100	6,928,242
AAA	3,530		Ser. B, 6.25%, 7/01/08	ETM	3,763,757
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,747,800
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,284,775
			Pennsylvania Dept. of Gen. Svcs., COP, FSA,
AAA	2,075		4.50%, 5/01/08	No Opt. Call	2,186,448
AAA	2,120		4.50%, 11/01/08	No Opt. Call	2,237,278
AAA	2,165		4.50%, 5/01/09	No Opt. Call	2,289,964
AAA	2,220		4.50%, 11/01/09	No Opt. Call	2,349,471
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,302,444
AAA	3,125		Pittsburgh Pub. Parking Auth., Parking Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,141,469
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	4,029,947

					53,288,820

			South Carolina—0.8%
AAA	2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	2,028,545
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,730,677

					3,759,222

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Tennessee—0.2%
AAA	$1,000		Clarksville Wtr., Swr & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	$1,046,450

			Texas—24.6%
AAA	5,380		Austin, GO, Pub. Impvt., 3.50%, 9/01/08, FSA	No Opt. Call	5,468,985
			Austin Util. Sys.,
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	9,910,039
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,091,200
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,091,200
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,676,300
			Coppell Indpt. Sch. Dist., MBIA,
AAA	1,430		6.10%, 8/15/09	ETM	1,620,004
AAA	620		6.10%, 8/15/09	08/04 @ 100	623,162
AAA	2,500		Dallas Wtrwks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,527,300
AAA	2,000		Houston, Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA	No Opt. Call	2,153,700
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,636,588
			Lower Colorado River Auth.,
AAA	2,010		3.50%, 5/15/09, MBIA	No Opt. Call	2,032,552
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,930,298
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,666,830
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,608,825
AAA	6,000		San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	4,818,960
AAA	9,050		Tarrant Regl. Wtr. Dist., Impvt., 3.50%, 3/01/09, FSA	No Opt. Call	9,147,106
			Texas Mun. Pwr. Agcy.,
AAA	980		Zero Coupon, 9/01/08, AMBAC	ETM	856,853
AAA	14,020		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	12,175,809
AAA	1,045		Zero Coupon, 9/01/09, AMBAC	ETM	874,362
AAA	15,130		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	12,500,255
AAA	7,000	[3]	5.00%, 9/01/04, FGIC	N/A	7,040,880
			Texas Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,293,926
AAA	3,000		Ser. A, 5.50%, 2/01/09, AMBAC	02/08 @ 101	3,274,710
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,633,134
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,959,941
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	1,977,089

					111,590,008

			Utah—3.6%
			Intermountain Pwr. Agcy., Sply., Ser. B, MBIA,
AAA	2,215		6.00%, 7/01/07	ETM	2,433,377
AAA	1,285		6.00%, 7/01/07	No Opt. Call	1,403,554
AAA	1,550	[3]	Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.05%, 10/01/04, MBIA	N/A	1,583,279
AAA	10,300	[3]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	11,021,103

					16,441,313

			Washington—10.5%
AAA	1,250		Clark Cnty. Pub. Util. Dist., No. 1 Elec. Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,340,688
			King Cnty., GO,
AAA	3,060		Pub. Transp. Sales Tax, 3.50%, 12/01/08, FSA	No Opt. Call	3,101,065
AAA	12,850		Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	14,129,860
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA	No Opt. Call	5,912,134
			Washington Hlth. Care Fac. Auth., Catholic Hlth. Initiatives, Ser. A, MBIA,
AAA	1,010		5.30%, 12/01/08	No Opt. Call	1,093,436
AAA	1,000		5.40%, 12/01/10	06/10 @ 101	1,098,430
AAA	2,045		Washington Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,114,428
			Washington Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,952,160
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,037,679
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,740,300

					47,520,180

			West Virginia—1.5%
AAA	1,550		West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,617,905
			West Virginia Higher Ed. Policy Comm. Rev., Ser. A, MBIA,
AAA	2,455		State College Fac., 5.00%, 4/01/09	No Opt. Call	2,642,341
AAA	2,135		Univ. Facs., 5.00%, 4/01/09	No Opt. Call	2,297,922

					6,558,168

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) ( continued)

		Principal
		Amount			Option Call
Rating[1]		(000)		Description	Provisions[2]	Value

				Wisconsin—3.1%
				Wisconsin, GO,
AAA		$7,705		Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	$7,975,369
AAA		6,080		Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,293,347

						14,268,716

				Wyoming—0.6%
				Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA		1,270		3.75%, 1/15/09	No Opt. Call	1,296,530
AAA		1,395		3.75%, 7/15/09	No Opt. Call	1,424,044

						2,720,574

				Total Long-Term Investments (cost $648,286,546)		680,132,434

				SHORT-TERM INVESTMENTS—7.6%
				Kansas—1.0%
A1	+	4,655	[4]	Kansas Dept. Transp. Hwy, Ser. B-1, 1.08%, 7/01/04, FRDD	N/A	4,655,000

				Michigan—0.4%
				Detroit, Sewage Disp. Rev.,
A1	+	995	[4]	Ser. A, 1.03%, 7/07/04, MBIA, FRWD	N/A	995,000
A1	+	500	[4]	Ser. C-1, 1.08%, 7/01/04, FSA, FRWD	N/A	500,000

						1,495,000

				Ohio—2.9%
VMIG1		5,000	[4]	Hamilton Ohio Elec. Rev., Ser. B, 1.08%, 7/01/04, FSA, FRWD	N/A	5,000,000
VMIG1		8,105	[4]	Univ. of Akron, 1.08%, 7/01/04, FGIC, FRWD	N/A	8,105,000

						13,105,000

				Puerto Rico—1.2%
A1		3,000	[4]	Puerto Rico Comnwlth. Gov’t. Dev. Bank, 1.02%, 7/01/04, MBIA, FRDD	N/A	3,000,000
A1		2,500	[4]	Puerto Rico Comnwlth. Hwy. & Transp. Auth., Transp. Rev., Ser. A, 1.00%,
				7/07/04, AMBAC, FRWD	N/A	2,500,000

						5,500,000

		Shares
		(000)

				Money Market Fund—2.1%
		9,600		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	9,600,000

				Total Short-Term Investments (cost $34,355,000)		34,355,000

				Total Investments—157.5% (cost $682,641,546)		714,487,434
				Other assets in excess of liabilities—2.3%		10,236,534
				Preferred shares at redemption value, including dividends payable—(59.8)%		(271,035,177)

				Net Assets Applicable to Common Shareholders—100%		$453,688,791

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of June 30, 2004.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 93.2% of the Trust’s total investments.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Company	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—156.3%
		Alabama—0.9%
AAA	$1,410	Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	$1,476,707
AAA	1,000	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	1,039,110

				2,515,817

		Alaska—7.9%
		Anchorage, GO, Ser. B,
AAA	14,345	4.125%, 7/01/11, MBIA	No Opt. Call	14,690,428
AAA	6,000	4.625%, 7/01/10, FGIC	No Opt. Call	6,347,520
AAA	1,260	Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,270,949

				22,308,897

		Arizona—3.1%
AAA	1,000	Arizona St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,032,390
AAA	1,030	Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,045,852
AAA	6,340	Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,518,598

				8,596,840

		Arkansas—0.2%
AAA	500	Little Rock, Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	510,320

		California—8.4%
		California, GO, FGIC,
AAA	4,355 [3]	6.80%, 11/01/04	NA	4,519,183
AAA	145	6.80%, 11/01/10	11/04 @ 102	150,200
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.60%, 5/01/10, AMBAC	No Opt. Call	5,053,900
AAA	3,500	3.70%, 5/01/11, MBIA	No Opt. Call	3,522,820
AAA	6,100	Contra Costa Trans. Auth., Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,823,399
AAA	3,065	Los Angeles Cnty., Asset Leasing Corp., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,530,574

				23,600,076

		Colorado—1.2%
AAA	3,245	Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,281,441

		Delaware—0.4%
AAA	1,015	Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,019,537

		District of Columbia—3.9%
AAA	10,000	Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	11,094,100

		Florida—0.9%
AAA	2,320	Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,580,397

		Georgia—1.8%
AAA	5,000 [3]	Henry Cnty. Hosp. Auth., Ser. B, 6.375%, 7/01/04, FGIC	NA	5,000,000

		Hawaii—4.6%
AAA	11,080	Hawaii, GO, Ser. CN, 5.25%, 3/01/11, FGIC	03/07 @ 102	11,930,279
AAA	1,000	Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,020,590

				12,950,869

		Illinois—16.3%
		Chicago, GO, Ser. A,
AAA	4,000	4.375%, 1/01/11, AMBAC	No Opt. Call	4,149,400
AAA	1,790	5.00%, 1/01/11, MBIA	No Opt. Call	1,920,849
		Chicago Park Dist., Parking Rev., GO, Ser. A, FGIC,
AAA	3,120	3.50%, 1/01/10	No Opt. Call	3,119,189
AAA	3,695	4.00%, 1/01/11	No Opt. Call	3,753,750
AAA	1,000	Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,044,500
AAA	1,750	Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,815,100
		Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000	Zero Coupon, 11/01/10	No Opt. Call	3,843,500
AAA	11,965	Zero Coupon, 11/01/11	No Opt. Call	8,717,101

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois (continued)
			Illinois, GO, Ser. 1,
AAA	$1,500		4.50%, 2/01/11, FGIC	No Opt. Call	$1,578,240
AAA	2,000		4.50%, 4/01/11, FSA	No Opt. Call	2,104,220
AAA	4,000		5.25%, 2/01/11, FGIC	No Opt. Call	4,382,880
AAA	5,000		Illinois Edl. Fac. Auth., 5.70%, 7/01/13, FGIC	08/04 @ 101	5,124,250
AAA	2,265		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,301,013
AAA	1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,019,035
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,110,948

					45,983,975

			Indiana—3.9%
AAA	2,635		Indiana Mun. Pwr. Agcy., Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,752,258
			Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, MBIA,
AAA	2,085		4.25%, 7/01/10	No Opt. Call	2,162,750
AAA	2,815		4.375%, 1/01/11	No Opt. Call	2,920,140
AAA	2,950		4.375%, 7/01/11	No Opt. Call	3,058,707

					10,893,855

			Kansas—0.7%
			Kansas Dev. Fin. Auth., Pub. Wtr. Sply., AMBAC,
AAA	1,025		4.125%, 4/01/10	No Opt. Call	1,061,562
AAA	1,000		4.25%, 4/01/11	No Opt. Call	1,035,460

					2,097,022

			Kentucky—3.5%
AAA	12,675		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	9,765,074

			Louisiana—1.8%
AAA	5,000		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,065,500

			Massachusetts—2.9%
AAA	7,865	[3]	Massachusetts, GO, Ser. C, 6.70%, 11/01/04, FGIC	NA	8,080,658

			Michigan—3.8%
			Detroit, GO, MBIA,
AAA	1,580		4.00%, 4/01/10	No Opt. Call	1,624,493
AAA	1,955		4.00%, 4/01/11	No Opt. Call	2,002,408
			Michigan Mun. Bd. Auth.,
AAA	70		Ser. A, 6.50%, 11/01/12, MBIA	07/04 @ 101	70,891
AAA	730		Ser. B, 6.45%, 11/01/07, AMBAC	11/04 @ 102	756,098
AAA	730		Ser. B, 6.65%, 11/01/09, AMBAC	11/04 @ 102	756,565
AAA	1,310	[3]	Ser. G, 6.45%, 11/01/04, AMBAC	N/A	1,357,933
AAA	1,320	[3]	Ser. G, 6.65%, 11/01/04, AMBAC	N/A	1,369,130
AAA	2,810		Wyandotte City Sch. Dist., Bldg. & Site, 4.00%, 5/01/11, FSA	No Opt. Call	2,873,815

					10,811,333

			Minnesota—1.8%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,868,040
A+	2,180		So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,222,990

					5,091,030

			Nevada—3.3%
AAA	4,185	[3]	Clark Cnty. Sch. Dist., GO, 6.75%, 12/15/04, FGIC	NA	4,328,587
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	3,795		Zero Coupon, 1/01/11	No Opt. Call	2,884,276
AAA	2,870		Zero Coupon, 1/01/12	No Opt. Call	2,054,748

					9,267,611

			New Jersey—0.3%
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	995,020

			New Mexico—4.0%
AAA	1,750		Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,895,670
			New Mexico Fin. Auth., Pub. Proj., Ser. A, MBIA,
AAA	1,444		3.40%, 6/01/11	No Opt. Call	1,427,264
AAA	1,625		4.20%, 6/01/10	No Opt. Call	1,689,269
AAA	3,625		4.30%, 6/01/11	No Opt. Call	3,780,983
AAA	2,230		New Mexico Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,399,012

					11,192,198

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—15.8%
AAA	$8,950		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	$9,935,574
AAA	4,500	[3]	New York City, GO, Ser. B1, 6.95%, 8/15/04, MBIA	N/A	4,573,035
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	2,650	[3]	6.70%, 11/15/04	N/A	2,754,675
AAA	2,495	[3]	6.70%, 11/15/04	N/A	2,593,552
AAA	1,010		6.70%, 5/15/09	11/04 @ 102	1,048,946
AAA	2,135	[3]	6.80%, 11/15/04	N/A	2,220,080
AAA	2,045	[3]	6.80%, 11/15/04	N/A	2,126,493
AAA	785		6.80%, 5/15/10	11/04 @ 102	815,552
			New York Med Care Fac. Fin., New York Hosp., Ser. A, AMBAC,
AAA	9,715	[3]	6.60%, 2/15/05	N/A	10,221,637
AAA	2,695	[3]	6.625%, 2/15/05	N/A	2,835,949
AAA	5,000		New York St. Thruway Auth., Personal Income Tax Rev., Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,415,750

					44,541,243

			Ohio—0.7%
AAA	1,000		Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,025,450
AAA	1,015		Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,028,804

					2,054,254

			Oregon—3.8%
AAA	1,995		Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	2,018,900
AAA	1,000		Oregon Dept. of Admin. Svcs., Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA	No Opt. Call	997,520
			Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
AAA	3,820		4.00%, 6/15/10	No Opt. Call	3,941,705
AAA	3,720		4.00%, 6/15/11	No Opt. Call	3,824,421

					10,782,546

			Pennsylvania—9.4%
AAA	2,430		Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,508,756
AAA	3,530		Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., Ser. B, 6.25%,
			7/01/08, MBIA	ETM	3,763,757
AAA	7,500		Pennsylvania Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.25%,
			8/01/10, FSA	08/09 @ 101	8,129,025
AAA	2,100		Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,303,448
AAA	7,000		Pittsburgh, GO, Ser. A, 5.20%, 3/01/10, FGIC	09/05 @ 100	7,239,960
AAA	1,075		State Pub. Sch. Bldg. Auth., York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,149,788
AAA	1,250		Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,285,925

					26,380,659

			Rhode Island—1.9%
AAA	5,000		Rhode Island & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,220,350
AAA	235		Rhode Island Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%, 10/01/10, MBIA	10/04 @ 100	237,916

					5,458,266

			South Carolina—5.4%
AAA	14,925		Piedmont Mun. Pwr. Agcy., Elec. Rev., 6.30%, 1/01/11, MBIA	08/04 @ 101	15,113,950

			Tennessee—0.8%
			Clarksville Wtr., Swr. & Gas, FSA,
AAA	1,005		4.45%, 2/01/10	No Opt. Call	1,055,290
AAA	1,100		4.65%, 2/01/11	No Opt. Call	1,167,617

					2,222,907

			Texas—16.1%
AAA	1,090		Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,064,232
			Bexar Met. Wtr. Dist., Wtr. Wks. Sys., FSA,
AAA	1,085		3.70%, 5/01/10	No Opt. Call	1,096,078
AAA	1,090		3.80%, 5/01/11	No Opt. Call	1,100,355
AAA	2,500		Dallas Ft. Worth Regl. Arpt., Ser. A, 7.375%, 11/01/10, FGIC	07/04 @ 102	2,550,000
AAA	2,000		Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,079,180
			Harris Cnty., GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,617,885
AAA	330		Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	288,945
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	1,963,676
			Houston, GO, MBIA,
AAA	5,000		Ser. A, 5.00%, 3/01/11	No Opt. Call	5,385,950
AAA	2,000		Ser. A1, 5.00%, 3/01/11	No Opt. Call	2,154,380

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas (continued)
AAA	$2,490		Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	$2,615,297
AAA	10,440		Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,078,368
AAA	5,550		Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,220,997
AAA	4,000		Texas Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,427,200
AAA	2,245		Texas Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,291,629
AAA	1,250		Texas Tech Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,348,975
AAA	1,630		Texas Univ. Sys. Fin., 3.50%, 3/15/11, FSA	No Opt. Call	1,616,373
AAA	1,500		Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,537,515

					45,437,035

			Utah—2.8%
AAA	3,470		Intermountain Pwr. Agcy., Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,798,852
AAA	1,450	[3]	Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.15%, 10/01/04, MBIA	N/A	1,481,465
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,476,182

					7,756,499

			Washington—12.7%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch., 4.50%, 12/01/10, FSA	No Opt. Call	7,719,228
AAA	1,000		Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,050,950
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,147,630
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, Evergreen, GO, 4.125%, 12/01/10, FSA	No Opt. Call	2,100,506
AAA	1,010		Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,068,620
			Washington, GO, MBIA,
AAA	5,000		Ser. A, 5.50%, 7/01/11	07/09 @ 100	5,469,150
AAA	1,505		Ser. R, 3.125%, 1/01/11	No Opt. Call	1,446,501
			Washington Pub. Pwr. Sply. Sys., MBIA,
AAA	1,300		Ser. B, Zero Coupon, 7/01/10	No Opt. Call	1,014,403
AAA	9,160		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	ETM	7,346,412
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	No Opt. Call	2,922,261
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,396,166

					35,681,827

			West Virginia—3.5%
			West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, MBIA,
AAA	3,705		4.50%, 6/01/10	No Opt. Call	3,900,328
AAA	4,420		4.50%, 6/01/11	No Opt. Call	4,650,017
AAA	1,170		West Virginia Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,195,763

					9,746,108

			Wisconsin—5.7%
AAA	1,045		Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,088,932
			Wisconsin Clean Wtr., Ser. 2, MBIA,
AAA	4,640		4.00%, 6/01/10	No Opt. Call	4,761,800
AAA	9,850		4.00%, 6/01/11	No Opt. Call	10,064,237

					15,914,969

			Wyoming—2.1%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,325		4.00%, 1/15/10	No Opt. Call	1,357,688
AAA	1,450		4.00%, 7/15/10	No Opt. Call	1,484,872
AAA	1,480		4.00%, 1/15/11	No Opt. Call	1,510,562
AAA	1,510		4.00%, 7/15/11	No Opt. Call	1,538,705

					5,891,827

			Total Long-Term Investments (cost $418,974,627)		439,683,660

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—2.5%
6,950	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $6,950,000)	$6,950,000

	Total Investments—158.8% (cost $425,924,627)	446,633,660
	Other assets in excess of liabilities—1.8%	5,143,798
	Preferred shares at redemption value, including dividends payable—(60.6)%	(170,455,142)

	Net Assets Applicable to Common Shareholders—100%	$281,322,316

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 91.6% of the Trust’s total investments.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.8%
			Alabama—5.0%
			Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj.,
Baa2	$5,000		6.15%, 6/01/19	06/05 @ 102	$5,197,000
BBB	1,000		Proj. A, 5.90%, 2/01/17	08/04 @ 102	1,023,260
A2	5,845		Huntsville Hlth. Care Auth., Ser. A, 5.625%, 6/01/22, GO	06/12 @ 101	5,856,456

					12,076,716

			California—1.9%
A	1,750		Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,751,785
B-	3,460		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	2,918,026

					4,669,811

			Colorado—2.1%
BBB	5,000		Colorado Hsg. & Fin. Auth., Solid Wst. Rev., Waste Management Proj., 5.70%, 7/01/18	No Opt. Call	4,997,000

			Connecticut—3.0%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe, Spec. Rev., Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,868,387
BBB-	3,150		Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 6.00%, 1/01/16	01/11 @ 101	3,282,836

					7,151,223

			Delaware—6.4%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14@100	15,382,500

			Florida—13.0%
Baa1	1,585		Capital Trust Agy. Mult. Fam., American Opp., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,478,330
NR	2,000		CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	1,996,280
NR	4,725		Live Oak Cmnty. Dev. Dist., No. 1, Spl. Assmt., Ser. B, 5.30%, 5/01/08	No Opt. Call	4,739,175
BB	4,515		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	4,546,695
NR	5,025		Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	5,025,301
NR	940		Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	952,822
NR	5,500	[4]	Village Center Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,516,115
NR	5,290		Village Cmnty. Dev., Assmt. Rev., Ser. B, 5.40%, 5/01/07	No Opt. Call	5,334,912
NR	1,500		Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	1,484,415

					31,074,045

			Illinois—19.4%
NR	1,825		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,770,141
AAA	5,000		Chicago O’Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,283,050
			Illinois Dev. Fin. Auth.,
A	12,500	[5]	Adventist Hlth. Sys. Sunbelt Obl., 5.50%, 11/15/20	11/09 @ 101	12,497,750
A2	5,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	5,101,250
BBB	5,980		Illinois Edl. Facs. Auth., Student Hsg., Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,051,640
A2	5,000		Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22	01/13 @ 100	5,048,300
			Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., AMBAC,
AAA	1,885		Zero Coupon, 6/15/19	06/15 @ 101	1,449,697
AAA	1,985		Zero Coupon, 6/15/20	06/15 @ 101	1,515,528
AAA	2,090		Zero Coupon, 6/15/21	06/15 @ 101	1,585,829
			Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
AAA	4,625		Zero Coupon, 1/01/18	01/12 @ 72.424	2,345,430
AAA	4,100		Zero Coupon, 1/01/19	01/12 @ 67.935	1,946,680
AAA	2,950		Zero Coupon, 1/01/21	01/12 @ 60.037	1,225,754
AAA	1,700		Zero Coupon, 1/01/22	01/12 @ 56.453	661,776

					46,482,825

			Indiana—8.6%
AA	13,970		Indiana Hlth. Fac. Fin. Auth., Sisters of St. Francis, 5.75%, 11/01/21	11/11 @ 101	14,437,995
BBB	4,000		Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,035,520
NR	2,290		Vincennes Econ. Dev., Southwest Indiana Regl., 6.25%, 1/01/24	01/09 @ 102	2,139,982

					20,613,497

			Louisiana—1.6%
NR	3,730	[4]	Louisiana Pub. Facs. Auth., Dept. of Pub. Safety, 5.875%, 6/15/14	06/10 @ 100	3,788,151

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Maryland—2.1%
NR	$5,170	[4]	Frederick Cnty., Urbana Cmnty. Dev. Auth., Ser. A, 5.80%, 7/01/20	07/07 @ 102	$5,051,659

			Michigan—9.1%
BBB	5,000		Dickinson Cnty. Econ. Dev. Corp., PCR, Champion Intl. Corp. Proj., 5.85%, 10/01/18	08/04 @ 102	5,113,000
A1	5,450		Michigan Hosp. Fin. Auth., Henry Ford Hlth. Sys., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,665,983
BB+	9,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	9,291,150
			Pontiac Tax Increment Fin. Auth., ACA,
A	700		Dev. Area 2, 5.625%, 6/01/22	06/12 @ 101	709,604
A	1,000		Dev. Area 3, 5.375%, 6/01/17	06/12 @ 101	1,008,200

					21,787,937

			Mississippi—4.2%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,115,550

			Nevada—2.5%
NR	1,100		Las Vegas Spec. Imp. Dist. No. 809, Summerlin Area, 5.35%, 6/01/17	12/04 @ 103	1,043,911
BBB+	5,000		Nevada Dept. of Bus. & Ind., Republic Svc. Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,062,000

					6,105,911

			New Hampshire—4.0%
AAA	7,000		New Hampshire Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,465,220
A+	2,025		New Hampshire Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,098,103

					9,563,323

			New Jersey—12.1%
			New Jersey Econ. Dev. Auth.,
B	4,065		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,159,846
B	6,750		Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	5,346,608
Baa3	8,410		Kapkowski Road Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,431,530
BBB	15,000		Tobacco Settlement Fin. Corp., 6.00%, 6/01/37	06/12 @ 100	12,184,650

					29,122,634

			New Mexico—1.0%
NR	2,315		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,314,120

			New York—1.0%
BBB	2,465		New York Cntys. Tobacco Trust III, Tobacco Settlement Rev., 5.00%, 6/01/27	06/13 @ 100	2,398,445

			North Carolina—1.8%
A3	4,000		Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,201,360

			Pennsylvania—6.7%
			Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
AAA	5,000		5.50%, 10/01/18	10/11 @ 101	5,370,800
AAA	5,000		5.50%, 10/01/19	10/11 @ 101	5,351,500
			West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500		5.90%, 12/15/18	12/11 @ 100	2,636,775
BBB+	2,650		6.00%, 12/15/22	12/11 @ 100	2,774,364

					16,133,439

			South Carolina—3.6%
NR	3,497		Lancaster Cnty., Assmnt. Rev., Edgewater Impvt. Dist., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,502,490
BBB	5,000		South Carolina Jobs Econ. Dev. Auth., Hosp. Fac. Rev., Palmetto Hlth. Alliance,
			Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,090,000

					8,592,490

			South Dakota—4.3%
BBB	11,915		Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32	06/12 @ 101	10,340,552

			Tennessee—2.3%
AAA	12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	5,416,200

			Texas—23.6%
BBB	2,000		Alliance Arpt. Auth. Inc., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	2,078,980
			Birdville Indpt. Sch. Dist., GO,
AAA	1,615		Zero Coupon, 2/15/18	No Opt. Call	812,910
AAA	1,815		Zero Coupon, 2/15/19	No Opt. Call	856,354
AAA	2,625		Zero Coupon, 2/15/20	No Opt. Call	1,158,701
AAA	2,500		Zero Coupon, 2/15/21	No Opt. Call	1,033,725

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas (continued)
BBB	$12,625	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	$13,421,511
NR	4,305	Dallas Cnty. Flood Control, 6.75%, 4/01/16	04/13 @ 100	4,311,070
		Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
AAA	5,000	5.875%, 11/01/17	11/11 @ 100	5,360,050
AAA	5,000	5.875%, 11/01/18	11/11 @ 100	5,340,900
		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks, Ser. A,
Baa1	12,695	5.55%, 11/01/18	11/11 @ 102	12,570,335
Baa1	9,800	5.75%, 11/01/22	11/11 @ 102	9,678,970

				56,623,506

		Washington—4.8%
		Energy Northwest Wind Proj.,
A-	5,000	Ser. A, 6.00%, 7/01/23	01/07 @ 103	5,160,850
A-	6,175	Ser. B, 5.875%, 7/01/20	01/07 @ 103	6,405,698

				11,566,548

		Wisconsin—12.7%
BBB	17,585	Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	14,832,772
		Wisconsin Hlth. & Edl. Facs. Auth.,
A+	5,000	Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/21	10/11 @ 101	4,992,000
A	10,000	Wheaton Franciscan Svcs., 6.25%, 8/15/22	02/12 @ 101	10,602,900

				30,427,672

		Total Long-Term Investments (cost $374,610,862)		375,997,114

	Shares
	(000)

		MONEY MARKET FUND—0.1%
	250	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $250,000)	N/A	250,000

		Total Investments—156.9% (cost $374,860,862)		376,247,114
		Other assets in excess of liabilities—0.5%		1,160,031
		Preferred shares at redemption value, including dividends payable—(57.4)%		(137,630,461)

		Net Assets Applicable to Common Shareholders—100%		$239,776,684

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 8.0% of its net assets, with a current market value of $19,250,887, in securities restricted as to resale.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Municipal 2020 Term Trust (BKK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—163.1%
		California—22.0%
		California GO,
A3	$12,000	5.00%, 11/01/22	11/13 @ 100	$12,028,560
A3	12,500	5.125%, 11/01/23	11/13 @ 100	12,580,250
		Golden St. Tobacco Sec. Corp.,
BBB	3,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,640,840
BBB	8,010	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	7,196,424
BBB	975	Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	991,419
BBB	1,470	Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,494,755
Baa1	20,000	Ser. B, 5.375%, 6/01/28	06/10 @ 100	19,591,400
B-	3,035	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	2,559,598
AAA	6,865	Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,086,273

				61,169,519

		Colorado—0.6%
AAA	4,500	E-470 Pub. Hwy Auth., Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	1,689,885

		Connecticut—0.9%
BBB-	2,500	Mohegan Tribe Indians Gaming Auth., Pub. Impvt., 5.125%, 1/01/23	01/14 @ 100	2,397,325

		Delaware—3.6%
		Charter Mac Equity Issuer Trust,
A3	1,000	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,011,960
A3	2,500	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,536,575
Baa1	4,000	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,047,200
Baa1	2,500	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,535,850

				10,131,585

		District of Columbia—3.4%
		Dist. of Columbia, Friendship Pub. Charter Sch. Inc., ACA,
A	3,320	5.00%, 6/01/23	06/14 @ 100	3,125,813
A	2,680	5.75%, 6/01/18	06/14 @ 100	2,776,855
BBB	4,215	Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	3,609,389

				9,512,057

		Florida—20.0%
NR	4,860	Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,826,077
Baa1	1,500	Capital Trust Agy. Multi-Fam., American Opp., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,399,050
NR	3,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,994,420
		Concorde Estates Cmnty. Dev. Dist.,
NR	2,350	Ser. A, 5.85%, 5/01/35	05/14 @ 101	2,212,995
NR	2,300	Ser. B, 5.00%, 5/01/11	No Opt. Call	2,231,943
NR	4,445	Grand Hampton Cmnty. Dev. Dist., Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,393,082
NR	4,140	Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	3,941,694
BB	5,475	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	5,513,435
		Middle Village Cmnty. Dev. Dist.,
NR	4,690	Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,626,544
NR	2,750	Ser. B, 5.00%, 5/01/09	No Opt. Call	2,727,258
NR	3,000	Sterling Hill Cmnty. Dev. Dist., Ser. B, 5.50%, 11/01/10	No Opt. Call	3,004,620
NR	7,805	Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	7,805,468
NR	4,000	Village Cmnty. Dev. Dist. No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,028,000
NR	6,000	Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	5,937,660

				55,642,246

		Georgia—4.8%
BBB	2,500	Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Foundation, 5.50%, 9/01/24 . .	09/14 @ 101	2,446,200
BBB	2,350	Richmond Cnty. Dev. Auth., Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,253,556
AA	8,620	Savannah Hosp. Auth., St. Joseph/Chandler Hlth. Sys., 5.25%, 7/01/23, RAA	01/14 @ 100	8,660,342

				13,360,098

		Illinois—12.1%
NR	2,155	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,090,221
		Illinois Dev. Fin. Auth.,
A-	5,000	Depaul Univ., Ser. C, 5.25%, 10/01/24	10/14 @ 100	4,974,800
AAA	14,000	Gas Supply Rev., Ser. E, 4.875%, 11/01/38, AMBAC	11/13 @ 101	13,692,000
AA+	4,800	Illinois Edl. Fac. Auth., Northwestern Univ., 5.00%, 12/01/21	12/13 @ 100	4,883,952
AAA	8,265	Lake Cnty. Cmnty. Con. Sch. Dist., No. 73 Hawthorn, Zero Coupon, 12/01/22, MBIA	No Opt. Call	3,051,190

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois (continued)
AAA	$13,455		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	$5,092,852

					33,785,015

			Indiana—0.9%
NR	2,710		Vincennes Econ. Dev., Southwest Indiana Regl., 6.25%, 1/01/24	01/09 @ 102	2,532,468

			Kansas—1.0%
AAA	6,440		Wyandotte Cnty., Unified Gov’t. Spl. Oblig., Intl. Speedway, Zero Coupon, 12/01/20, MBIA	No Opt. Call	2,774,030

			Kentucky—3.2%
CCC	6,635		Kenton Cnty. Arpt. Brd., Delta Airlines, 7.125%, 2/01/21	08/04 @ 100	4,876,327
BBB	3,750		Maysville Sld. Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	3,894,112

					8,770,439

			Louisiana—0.7%
BBB	2,000		De Soto Parish, Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	1,930,600

			Maryland—5.8%
			Frederick Cnty., Urbana Cmnty. Dev. Auth.,
NR	3,000	[3]	6.625%, 7/01/25	07/07 @ 102	3,101,070
NR	5,171	[3]	Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,052,636
BBB	8,500		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.375%, 8/15/24	08/14 @ 100	8,062,335

					16,216,041

			Massachusetts—1.6%
BBB	4,500		Massachusetts Dev. Fin. Agcy., Sld. Wst. Disp. Rev., Wst. Mgmt. Inc. Proj.,
			5.45%, 6/01/14	No Opt. Call	4,526,190

			Michigan—1.9%
BB+	5,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	5,161,750

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt, Intl. Paper, Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,895,900

			Missouri—1.8%
BBB+	5,000		Missouri Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	4,981,300

			New Hampshire—1.8%
BBB+	5,000		New Hampshire Hlth., Elliot Hosp., Ser. B, 5.60%, 10/01/22	10/13 @ 100	4,997,750

			New Jersey—16.6%
Baa1	1,000		Middlesex Cnty. Impvt. Auth., Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	980,650
			New Jersey Econ. Dev. Auth.,
B	10,000		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	7,773,300
B	1,500		Continental Airlines Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,548,660
BBB-	1,000		First Mtg. Winchester, Ser. A, 4.80%, 11/01/13	No Opt. Call	958,180
Baa3	7,500		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,111,325
Baa1	4,000		New Jersey Hlth Care Fac. Fin. Auth., Cap. Hlth Sys. Oblig. Grp., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,043,160
			Tobacco Settlement Fin. Corp.,
BBB	4,250		6.75%, 6/01/39	06/13 @ 100	3,808,850
BBB	20,325		7.00%, 6/01/41	06/13 @ 100	18,818,714

					46,042,839

			New Mexico—1.0%
NR	2,685		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,683,980

			New York—10.5%
BBB	3,360		New York Cntys. Tobacco Trust III, Tobacco Settlement Rev., 5.00%, 6/01/27	06/13 @ 100	3,269,280
			Tobacco Settlement Fin. Corp.,
AAA	10,000		Ser. A-1, 5.25%, 6/01/22, AMBAC	06/13 @ 100	10,280,700
AA-	4,000		Ser. C-1, 5.50%, 6/01/20	06/13 @ 100	4,198,680
AA-	7,000	[4]	Ser. C-1, 5.50%, 6/01/21	06/13 @ 100	7,332,150
AA-	4,000		Ser. C-1, 5.50%, 6/01/22	06/13 @ 100	4,180,960

					29,261,770

			Ohio—6.9%
			Cuyahoga Cnty., Cleveland Clinic Hlth. Sys.,
A1	3,000		6.00%, 1/01/19	07/13 @ 100	3,214,230
A1	10,000		6.00%, 1/01/20	07/13 @ 100	10,691,700
BBB-	4,000		Ohio Water Dev. Auth., Collateral Wtr. Dev. Dayton Pwr., Ser. A, 6.40%, 8/15/27	08/04 @ 101	4,020,400
NR	1,215		Port of Greater Cincinnati Dev. Auth., Cooperative Pub. Parking Infrastructure Proj.,
			6.30%, 2/15/24	02/14 @ 102	1,165,634

					19,091,964

			Pennsylvania—6.1%
A-	10,000		Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,298,200
BBB+	6,680		Pennsylvania Higher Edl. Fac., La Salle Univ., 5.50%, 5/01/26	05/13 @ 100	6,554,483

					16,852,683

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Rhode Island—1.6%
BBB	$4,500	Hlth. & Edl. Bldg. Corp., Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	$4,369,725

		Texas—8.4%
BBB	1,100	Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,218,074
BBB	3,500	Port Corpus Christi Indl. Dev. Corp., Valero Convertible, Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,525,270
Baa1	5,000	Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks,
		Ser. A, 5.85%, 11/01/31	11/11 @ 102	4,811,150
		Texas St. Tpke. Auth., Central Texas Tpke. Sys., Ser. A, AMBAC,
AAA	7,990	Zero Coupon, 8/15/21	No Opt. Call	3,190,327
AAA	18,450	Zero Coupon, 8/15/24	No Opt. Call	5,982,782
		Weatherford Indpt. Sch. Dist.,
AAA	6,945	Zero Coupon, 2/15/23	02/11 @ 50.236	2,419,569
AAA	6,945	Zero Coupon, 2/15/24	02/11 @ 47.435	2,273,862

				23,421,034

		Virginia—8.0%
NR	5,000	Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	4,936,950
BBB	10,000	Charles City Cnty. Econ. Dev. Auth., Sld. Wst. Disp., 5.125%, 8/01/27	No Opt. Call	9,789,100
BBB-	7,500	Mecklenburg Cnty Ind. Dev. Auth., Exempt FAC-UAE LP Proj, 6.50%, 10/15/17	10/12 @ 100	7,537,500

				22,263,550

		Washington—2.4%
		Washington,
AAA	10,000	Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	4,774,900
AAA	4,630	Motor Vehicle, Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	1,850,981

				6,625,881

		Wisconsin—2.2%
		Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs.,
A	2,880	5.50%, 8/15/17	08/13 @ 100	2,964,211
A	3,190	5.50%, 8/15/18	08/13 @ 100	3,269,208

				6,233,419

		Puerto Rico—12.3%
		Puerto Rico Comnwlth., Pub. Impvt., Ser. A,
A-	5,000	5.25%, 7/01/22	07/13 @ 100	5,097,800
A-	11,000	5.25%, 7/01/23	07/13 @ 100	11,159,390
A-	7,000	5.25%, 7/01/24	07/13 @ 100	7,066,150
A-	10,900	Puerto Rico Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	10,944,799

				34,268,139

		Total Long-Term Investments (cost $462,622,605)		453,589,182

	Shares
	(000)

		MONEY MARKET FUND—3.1%
	8,550	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $8,550,000)	N/A	8,550,000

		Total Investments—166.2% (cost $471,172,605)		462,139,182
		Liabilities in excess of other assets—(2.3)%		(6,524,538)
		Preferred shares at redemption value, including dividends payable—(63.9)%		(177,624,482)

		Net Assets Applicable to Common Shareholders—100%		$277,990,162

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is deemed to be of investment grade quality by the investment advisor.

4 Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Association
AMBAC	—	American Municipal Bond Assurance Corporation	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—145.5%
		Alabama—3.4%
AAA	$9,450	Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$9,826,677
AAA	5,000	Jefferson Cnty., Capital Impvt., GO, Ser. A, 5.00%, 4/01/07, MBIA	No Opt. Call	5,313,400
AAA	1,000	Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,036,090

				16,176,167

		Alaska—2.4%
		Anchorage, GO,
AAA	1,750	Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,811,740
AAA	2,245	Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,347,237
AAA	1,335	Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,353,637
AAA	5,000	Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	5,076,950
AAA	1,000	Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,043,890

				11,633,454

		Arizona—2.4%
AAA	5,000	Arizona Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,192,200
AAA	6,255	Maricopa Cnty. Pub. Fin. Corp., Lease Rev., 4.25%, 7/01/07, AMBAC	No Opt. Call	6,536,850

				11,729,050

		Arkansas—1.1%
AAA	5,000	Univ. of Arkansas, Athl. Fac. Rev., Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,145,200

		California—7.8%
AAA	6,000	California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,522,180
AAA	30,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA	No Opt. Call	30,860,700

				37,382,880

		Colorado—8.8%
AAA	17,150	Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	18,633,646
AAA	1,015	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,020,887
AAA	9,700	Met. Football Stad. Dist., Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,021,097
		Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA
AAA	6,215	5.00%, 6/01/06	No Opt. Call	6,532,649
AAA	5,470	5.00%, 6/01/07	No Opt. Call	5,839,389
AAA	1,100	Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,106,380

				42,154,048

		Delaware—0.2%
AAA	1,050	Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,049,748

		Florida—2.2%
		Delray Beach, FSA,
AAA	1,255	Decade of Excellence Prog., GO, 3.50%, 2/01/07	No Opt. Call	1,284,455
AAA	1,740	Utils. Tax, 3.50%, 6/01/07	No Opt. Call	1,785,936
AAA	1,645	Florida Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,709,451
AAA	1,765	Orange Cnty. Tourist Dev., Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,781,732
AAA	2,000	Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,086,700
AAA	1,865	Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,996,389

				10,644,663

		Georgia—1.0%
AAA	4,805	Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	4,990,569

		Hawaii—4.8%
		Hawaii, GO,
AAA	5,675	Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	6,065,837
AAA	9,000	Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,472,680
AAA	1,265	Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,297,523
		Honolulu City & Cnty., GO, Ser. A,
AAA	2,275	4.00%, 9/01/06, FSA	No Opt. Call	2,354,762
AAA	3,500	5.80%, 1/01/07, FGIC	No Opt. Call	3,775,835

				22,966,637

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—17.4%
			Champaign Cnty. Cmnty. Unit Sch. Dist., No. 116, Ser. C, FGIC,
AAA	$1,065		Zero Coupon, 1/01/07	No Opt. Call	$989,971
AAA	2,760		Zero Coupon, 1/01/08	No Opt. Call	2,457,311
AAA	12,000		Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,482,520
AAA	2,665		Chicago Park Dist., Parking Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,692,423
AAA	1,565		Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,599,837
AAA	7,220		Cook Cnty. Cmnty. Sch. Dist., Zero Coupon, 12/01/07, FGIC	No Opt. Call	6,480,672
			Du Page Cnty., Trans. Rev., FSA,
AAA	4,815		4.50%, 1/01/07	No Opt. Call	5,037,405
AAA	5,390		4.50%, 1/01/09	No Opt. Call	5,666,992
			Illinois, GO, Ser. I,
AAA	15,080		3.25%, 11/01/06, FGIC	No Opt. Call	15,391,100
AAA	4,000		4.00%, 4/01/07, FSA	No Opt. Call	4,152,240
AAA	12,625		4.25%, 4/01/07, MBIA	No Opt. Call	13,188,328
			Illinois Sales Tax, Ser. O,
AAA	5,900		Zero Coupon, 6/15/07	No Opt. Call	5,387,998
AAA	5,635		Zero Coupon, 6/15/08	No Opt. Call	4,922,341
AAA	1,000		Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,028,240
AAA	2,000		Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,323,800

					83,801,178

			Indiana—2.8%
AAA	5,000		Indiana Bond Bank, Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,175,350
AAA	9,000		Indiana Univ., Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,505,450

					13,680,800

			Iowa—0.8%
AAA	3,940		West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	4,094,290

			Kentucky—4.0%
AAA	12,610		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,342,695
			Kentucky Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
AAA	2,035		Ser. B, 4.00%, 8/01/06	No Opt. Call	2,105,757
AAA	5,560		Ser. C, 4.00%, 8/01/06	No Opt. Call	5,753,321

					19,201,773

			Louisiana—4.4%
AAA	3,555		Louisiana Off. Facs. Corp. Lease, Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,687,388
AAA	4,565		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,599,831
AAA	7,630	[3]	MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	N/A	7,719,882
AAA	5,250		New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	4,954,425

					20,961,526

			Massachusetts—2.7%
AAA	11,760		Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,801,701

			Michigan—3.8%
AAA	1,270		Detroit, GO, 3.00%, 4/01/07, MBIA	No Opt. Call	1,282,967
AAA	2,100		Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,169,825
			Michigan Mun. Bd. Auth.,
AAA	5,000		Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,784,950
AAA	1,165	[3]	Ser. G, 6.35%, 11/01/04, AMBAC	N/A	1,207,254
AAA	675		Ser. G, 6.35%, 11/01/06, AMBAC	11/04 @ 102	698,922
			Michigan Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
AAA	1,000		2.70%, 1/01/07	No Opt. Call	1,002,150
AAA	2,000		5.00%, 1/01/07	No Opt. Call	2,114,340
AAA	4,850		Michigan Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	5,028,383

					18,288,791

			Minnesota—2.1%
AAA	5,075		Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	5,415,532
			Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
AAA	1,150		Ser. A, 3.00%, 2/01/07	No Opt. Call	1,162,489
AAA	840		Ser. B, 3.25%, 2/01/07	No Opt. Call	854,314
AAA	2,465		Minnesota Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	02/05 @ 102	2,537,052

					9,969,387

			Mississippi—0.4%
AAA	1,935		Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	2,002,919

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Nebraska—0.8%
AAA	$3,850		Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA	No Opt. Call	$3,923,689

			Nevada—1.5%
AAA	2,975		Clark Cnty., Library Dist., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	3,077,072
AAA	2,005		Las Vegas, GO, Pub. Safety Bonds, 4.00%, 4/01/07, FSA	No Opt. Call	2,078,062
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	800		Zero Coupon, 1/01/07	No Opt. Call	742,192
AAA	1,295		Zero Coupon, 1/01/08	No Opt. Call	1,152,589

					7,049,915

			New Jersey—3.6%
AAA	140		Elizabeth, GO, 6.60%, 8/01/06, MBIA	08/04 @ 100	140,524
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan, 2.34%, 12/01/06, FSA	No Opt. Call	1,002,320
AAA	8,565		New Jersey Hwy. Auth., Garden St. Pkwy., 5.00%, 1/01/07, FGIC	ETM	9,097,143
AAA	5,000		New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 5.125%, 6/15/07, AMBAC	06/05 @ 102	5,249,400
AAA	730		No. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	758,755
AAA	1,250		Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA	12/04 @ 100	1,275,225

					17,523,367

			New Mexico—1.2%
AAA	3,535		Gallup, PCR, Plains Elec. Generation, 6.50%, 8/15/07, MBIA	08/04 @ 101	3,555,362
AAA	2,345		New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	2,399,638

					5,955,000

			New York—10.6%
AAA	1,040		Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,048,715
AAA	2,800		Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,934,428
			New York City, GO,
AAA	13,000		Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	14,293,500
AAA	10,000		Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	10,755,900
AAA	2,000		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	2,026,500
AAA	2,460		New York Dorm. Auth., Hosp. Rev., 3.00%, 2/15/07, XLCA	No Opt. Call	2,480,270
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	1,910	[3]	6.40%, 11/15/04	N/A	1,983,401
AAA	1,780	[3]	6.40%, 11/15/04	N/A	1,848,406
AAA	810		6.40%, 5/15/06	11/04 @ 102	840,375
AAA	9,220		New York Hsg. Fin. Agcy., Hsg. Proj. Mtg., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,624,758
			Rochester, Ser. B, MBIA,
AAA	1,805		4.00%, 2/15/07	ETM	1,879,420
AAA	1,465		4.00%, 2/15/07	No Opt. Call	1,517,491

					51,233,164

			North Carolina—1.3%
AAA	6,000		No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 6.00%, 1/01/06, CAPMAC	No Opt. Call	6,346,020

			Ohio—5.3%
AAA	1,000		Amer. Muni. Pwr. Inc., Omega JU2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,033,250
AAA	2,170		Cincinnati City Sch. Dist., GO, Sch. Impvt., 4.00%, 12/01/06, MBIA	No Opt. Call	2,252,612
AAA	1,285		Milford Sch. Dist., GO, Sch. Impvt., 3.25%, 12/01/06, FSA	No Opt. Call	1,311,548
			Ohio Bldg. Auth., Ser. A, FSA,
AAA	4,585		Admin. Bldg. Fd., 5.00%, 10/01/06	No Opt. Call	4,846,987
AAA	10,000		Correction Facs., 5.00%, 10/01/06	No Opt. Call	10,571,400
AAA	5,400		Ohio Wtr. Dev. Auth., Pure Wtr., 3.00%, 6/01/07, AMBAC	No Opt. Call	5,450,868

					25,466,665

			Oklahoma—1.5%
AAA	6,660		Oklahoma Trans. Auth., Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	7,049,011

			Oregon—1.3%
AAA	2,020		Oregon Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,141,968
AAA	2,065		Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA	No Opt. Call	2,202,054
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	2,028,960

					6,372,982

			Pennsylvania—5.0%
AAA	1,500		Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth., Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	1,554,210
AAA	1,345		Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,394,012
AAA	1,615		Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,671,218
AAA	1,900		Pennsylvania Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,967,659
AAA	2,375		Pennsylvania Tpke. Comm., Ser. T, 4.125%, 12/01/06, FGIC	No Opt. Call	2,472,327

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Pennsylvania (continued)
			Philadelphia, GO, FSA,
AAA	$1,000		4.00%, 9/15/06	No Opt. Call	$1,035,890
AAA	3,100		4.05%, 9/15/07	No Opt. Call	3,226,108
AAA	2,950		Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	3,136,912
AAA	3,620		Pittsburgh Pub. Parking Auth., Parking Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,652,761
			Pocono Mtn. Sch. Dist., GO, FSA,
AAA	875		4.50%, 4/01/07	No Opt. Call	918,365
AAA	3,025		4.50%, 10/01/07	No Opt. Call	3,186,777

					24,216,239

			Rhode Island—1.1%
AAA	1,865		Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,916,623
AAA	3,400		Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,529,438

					5,446,061

			South Carolina—0.8%
AAA	1,715		Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC	No Opt. Call	1,734,208
AAA	2,070		Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC	No Opt. Call	2,045,657

					3,779,865

			Texas—16.2%
AAA	6,575		Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,775,669
AAA	2,400		Corpus Christi, Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,544,120
AAA	1,095		Corpus Christi Bus. & Job Dev., Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,132,318
AAA	8,500		Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,065,735
AAA	6,355		Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,545,142
AAA	1,305		Dallas Wtr. Wks. & Swr. Sys., 3.00%, 4/01/07, FSA	No Opt. Call	1,316,601
AAA	2,280		Denton Util. Sys., Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,377,333
AAA	3,445		El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,562,268
AAA	1,000		Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,034,080
AAA	6,285	[3]	MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	N/A	6,359,037
AAA	2,915		Odessa Texas Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	3,036,439
			Round Rock Indpt. Sch. Dist., GO, Ser. A,
AAA	2,465		4.25%, 8/01/06	No Opt. Call	2,560,543
AAA	1,000		4.25%, 8/01/07	No Opt. Call	1,044,150
AAA	8,115		San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC	ETM	7,253,268
AAA	1,000		Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	996,480
AAA	5,000		Tarrant Regl. Wtr. Dist., Impvt., 3.00%, 3/01/07, FSA	No Opt. Call	5,043,150
AAA	15,000		Texas Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,194,650
AAA	1,000		Texas Pub. Fin. Auth., 3.00%, 2/01/07, FGIC	No Opt. Call	1,008,380
AAA	3,000		Texas Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,119,370

					77,968,733

			Utah—5.7%
			Utah, GO, Ser. B,
AAA	5,950		4.50%, 7/01/06	No Opt. Call	6,222,808
AAA	20,000		4.50%, 7/01/07	No Opt. Call	21,114,400

					27,337,208

			Washington—9.7%
AAA	1,325		Benton Cnty. Pub. Util. Dist., Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	1,364,790
AAA	3,000		Clark Cnty. Pub. Util., Dist. No. 1, Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,096,090
			King Cnty.,
AAA	2,090		GO, 3.50%, 12/01/06, MBIA	No Opt. Call	2,142,835
AAA	3,085		Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,146,947
AAA	2,100		Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,177,448
			Seattle, GO, Ser. E, MBIA,
AAA	1,700		Zero Coupon, 12/15/07	No Opt. Call	1,523,013
AAA	1,345		Zero Coupon, 12/15/08	No Opt. Call	1,150,715
			Snohomish Cnty. Pub. Util. Dist., Elec. Rev.,
AAA	5,620		4.125%, 12/01/06, FSA	No Opt. Call	5,843,620
AAA	1,250		6.55%, 1/01/07, FGIC	ETM	1,276,687
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	4,014,597
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,503,438
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,344,050
AAA	12,875		Washington Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,267,171

					46,851,401

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			West Virginia—1.7%
AAA	$5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	$5,482,744
			West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., MBIA,
AAA	1,000		Ser. B, 4.00%, 6/01/06	No Opt. Call	1,033,540
AAA	1,500		Ser. A, 4.00%, 6/01/07	No Opt. Call	1,553,640

					8,069,924

			Wisconsin—5.7%
AAA	1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	1,424,202
AAA	5,000		Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	No Opt. Call	4,340,850
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,319,051
			Wisconsin,
AAA	880		COP, Ser. A, 3.75%, 3/01/07, FSA	No Opt. Call	904,385
AAA	12,780		COP, Ser. A, 3.75%, 9/01/07, FSA	No Opt. Call	13,159,183
AAA	6,085		GO, Ser. G, 4.00%, 5/01/07, MBIA	No Opt. Call	6,321,706

					27,469,377

			Total Long-Term Investments (cost $673,954,159)		700,733,402

			SHORT-TERM INVESTMENTS—15.3%
			Florida—0.1%
F1+	200	[4]	Orange Cnty. Sch. Brd., COP, Ser. B, 1.06%, 7/01/04, AMBAC, FRDD	N/A	200,000

			Georgia—3.1%
F1+	4,540	[4]	De Kalb County Hsg. Auth., 4.50%, 7/01/04, FRWD	N/A	4,540,000
A1+	10,345	[4]	Mun. Elec. Auth., Proj. One, Ser. C, 1.04%, 7/07/04, MBIA, FRWD	N/A	10,345,000

					14,885,000

			Massachusetts—2.3%
A1+	11,200	[4]	Massachusetts Dev. Fin. Agcy., Boston Univ., Ser. R-2, 1.07%, 7/01/04, XLCA, FRDD	N/A	11,200,000

			New Jersey—2.5%
A1+	11,890	[4]	New Jersey Sports & Exposition Auth., Ser. B-2, 1.05%, 7/07/04, MBIA, FRWD	N/A	11,890,000

			North Carolina—1.0%
A1+	5,000	[4]	North Carolina, GO, Ser. B, 1.05%, 7/07/04, FRWD	N/A	5,000,000

			Ohio—1.2%
VMIG1	5,845	[4]	Hamilton Elec. Rev., Ser. B, 1.08%, 7/01/04, FSA, FRWD	N/A	5,845,000

			Texas—0.7%
A1+	3,465	[4]	Brownsville Util. Sys., Ser. A, 1.04%, 7/07/04, MBIA, FRWD	N/A	3,465,000

			Puerto Rico—0.5%
A1	2,500	[4]	Puerto Rico Comnwlth. Hwy. & Transp. Auth., Transp. Rev.,
			Ser. A, 1.00%, 7/07/04, AMBAC, FRWD	N/A	2,500,000

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—3.9%
18,800	AIM Tax Free Investment. Co. Cash Reserve Portfolio	$18,800,000

	Total Short-Term Investments (cost $73,785,000)	73,785,000

	Total Investments—160.8% (cost $747,739,159)	774,518,402
	Other assets in excess of liabilities—1.3%	6,234,687
	Preferred shares at redemption value, including dividends payable—(62.1)%	(299,194,700)

	Net Assets Applicable to Common Shareholders—100%	$481,558,389

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of June 30, 2004.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	— Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Company	FSA	— Financial Security Assurance
COP	—	Certificate of Participation	GO	— General Obligation
ETM	—	Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.0%
			Alabama—14.7%
AAA	$7,000		Alabama Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	$7,649,460
Baa2	3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	3,190,170
AAA	4,635	[3]	Jefferson Cnty. Swr., Ser. D, 5.75%, 2/01/07, FGIC	N/A	5,061,976

					15,901,606

			Alaska—1.1%
AAA	1,130		Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	1,168,827

			California—5.2%
			Golden St. Tobacco Sec. Corp., Ser. B,
Baa1	2,600		5.50%, 6/01/43	06/13 @ 100	2,551,536
Baa1	3,100		5.625%, 6/01/38	06/13 @ 100	3,103,472

					5,655,008

			Colorado—2.0%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,104,300

			Connecticut—8.8%
			Mashantucket Western Pequot Tribe, Spec. Rev.,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,455,090
Baa3	8,000	[4]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	7,989,280

					9,444,370

			Delaware—2.1%
Baa1	2,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	No Opt. Call	2,266,480

			Florida—9.3%
			Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1,
A	2,400		6.00%, 10/01/19	10/09 @ 102	2,447,664
A	2,000		6.10%, 10/01/29	10/09 @ 102	2,040,280
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., National Gypsum, Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,448,665
BB	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	2,059,356

					9,995,965

			Illinois—9.0%
NR	850		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	824,449
AAA	5,000		Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC	12/07 @ 102	5,547,350
CCC	7,560		Chicago O’Hare Intl. Arpt., Delta Air Lines Inc. Term. Proj., 6.45%, 5/01/18	08/04 @ 100	3,328,819

					9,700,618

			Iowa—0.7%
BBB	1,000		Tobacco Settlement Auth., Tobacco Settlement Rev., Ser. B, 5.30%, 6/01/25	06/11 @ 101	800,440

			Kentucky—9.6%
AAA	32,345		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	10,393,095

			Maryland—4.0%
NR	4,000	[4,5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,349,200

			Michigan—9.7%
AAA	2,000		Michigan Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/19, MBIA	08/09 @ 101	2,170,140
BB+	8,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	8,258,800

					10,428,940

			Missouri—1.9%
A	2,000		Missouri Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony’s Med. Ctr., 6.125%, 12/01/19	12/10 @ 101	2,071,280

			New Jersey—10.8%
B	6,000		New Jersey Econ. Dev. Auth., Continental Airlines Inc. Proj., 6.25%, 9/15/19	09/09 @ 101	4,787,820
AAA	6,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A	6,825,840

					11,613,660

			New York—8.8%
			New York City Transl. Fin. Auth., Ser. B,
AA+	4,885	[3]	6.00%, 5/15/10	N/A	5,630,940
AA+	1,115		6.00%, 11/15/21	05/10 @ 101	1,232,900

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York (continued)
Aa1	$2,500		New York Mtg. Agcy., Homeowner Mtg., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	$2,598,000

					9,461,840

			Pennsylvania—17.7%
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
B3	2,250		6.00%, 11/01/23	11/08 @ 102	2,014,335
B3	2,335		6.20%, 11/01/14	11/09 @ 102	2,271,698
BBB+	1,500		Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,378,230
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	700		6.125%, 11/01/21	05/11 @ 101	710,122
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,014,060
A3	1,000		6.50%, 11/01/16	05/11 @ 101	1,049,240
AAA	8,500		Philadelphia Sch. Dist., GO, Ser. C, 5.75%, 3/01/29, MBIA	03/10 @ 100	8,974,810
AAA	1,500		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	1,688,520

					19,101,015

			South Carolina—2.5%
BBB	2,500		South Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
			Ser. C, 7.00%, 8/01/30	08/13 @ 100	2,693,725

			Tennessee—5.5%
Baa1	3,750		Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	09/04 @ 102	3,832,725
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,141,520

					5,974,245

			Texas—15.3%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	613,035
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,599,285
Ba3	3,000		Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30	05/12 @ 101	2,898,540
AAA	15,000		Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	2,972,100
AA+	500		Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	535,520
AAA	7,030	[3,6]	Travis Cnty. Hlth. Facs. Dev. Corp., Ascension Hlth., Ser. A, 5.875%, 11/15/09, AMBAC	N/A	7,937,784

					16,556,264

			Utah—4.1%
AAA	4,000		Intermountain Pwr. Agcy., Sply., Ser. B, 5.75%, 7/01/19, MBIA	07/07 @ 102	4,381,520

			Virginia—1.7%
AAA	1,750		Virginia Res. Auth., Clean Wtr. Rev., 5.625%, 10/01/22	10/10 @ 100	1,872,360

			Washington—6.6%
			Washington, GO,
Aa1	4,750		Ser. A, 5.625%, 7/01/24	07/09 @ 100	4,948,028
Aa1	2,000		Ser. B, 6.00%, 1/01/25	01/10 @ 100	2,162,080

					7,110,108

			Wisconsin—3.9%
BBB	5,000		Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	4,217,450

			Total Long-Term Investments (cost $161,930,386)		167,262,316

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.7%
750	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $750,000)	$750,000

	Total Investments—155.7% (cost $162,680,386)	168,012,316
	Other assets in excess of liabilities—1.8%	1,931,778
	Preferred shares at redemption value, including dividends payable—(57.5)%	(62,013,068)

	Net Assets Applicable to Common Shareholders—100%	$107,931,026

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 13.5% of its net assets, with a current market value of $14,604,960, in securities restricted as to resale.

5 Security is deemed to be of investment grade quality by the investment advisor.

6 Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.9%
		California—141.7%
AAA	$2,635	Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$2,737,870
		Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
AAA	1,060	3.50%, 8/01/08	No Opt. Call	1,088,249
AAA	1,250	4.00%, 8/01/09	No Opt. Call	1,303,800
AAA	1,000	Burbank, Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,021,370
		California, GO,
AAA	2,000	5.00%, 6/01/09, MBIA	No Opt. Call	2,171,900
AAA	3,000	5.50%, 4/01/09, MBIA	No Opt. Call	3,315,150
AAA	3,000	5.50%, 2/01/10, MBIA	No Opt. Call	3,326,220
AAA	2,000	6.25%, 9/01/08, FGIC	No Opt. Call	2,260,280
AAA	15,000	6.30%, 9/01/08, MBIA	No Opt. Call	16,981,200
		California Dept. of Wtr. Res.,
AAA	10,000	Pwr. Sply. Rev., Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	10,102,200
AAA	10,000	Pwr. Sply. Rev., Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	10,100,500
AAA	1,000	Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,045,720
AAA	2,000	California Hlth. Facs. Fin. Auth., Sutter Hlth. Care Sys., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,167,680
AAA	2,100	California Pub. Wks. Brd., Energy Efficiency, Ser. A, 5.625%, 10/01/08, AMBAC	10/05 @ 102	2,232,321
AAA	2,600	Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,130,374
AAA	1,135	Chaffey Cmnty. College Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,170,072
		Chula Vista, COP, MBIA, Police Fac. Proj.,
AAA	1,000	4.00%, 8/01/08	No Opt. Call	1,043,800
AAA	1,000	4.00%, 8/01/09	No Opt. Call	1,040,650
AAA	5,500	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	4,841,155
AAA	1,855	El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,548,832
AAA	4,025	Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,545,432
AAA	1,055	Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,076,132
		Long Beach Bd. of Fin. Auth., Tax Allocation Rev., Redev. Projs., AMBAC,
AAA	1,245	3.50%, 8/01/08	No Opt. Call	1,275,764
AAA	1,120	3.75%, 8/01/09	No Opt. Call	1,152,491
AAA	13,110	Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,372,593
		Los Angeles Cnty.,
AAA	2,910	Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call	3,246,541
AAA	8,090	Asset Leasing Corp. Rev., 6.00%, 12/01/08, AMBAC	No Opt. Call	9,137,817
AAA	8,600	Asset Leasing Corp. Rev., 6.05%, 12/01/09, AMBAC	No Opt. Call	9,842,098
AAA	4,405	Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1, 3.75%, 9/01/08, AMBAC	No Opt. Call	4,567,633
AAA	9,835	Sanitation Dists. Fin. Auth. Rev., Cap. Proj., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,271,379
AAA	6,000	Los Angeles Dept. of Arpts., Arpt. Rev., LA Intl. Arpt., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,516,900
AAA	3,860	Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,957,426
		Los Angeles Unified Sch. Dist., FSA,
AAA	2,660	Ser. B, 3.00%, 10/01/08	No Opt. Call	2,675,588
AAA	7,500	Ser. F, 3.00%, 7/01/09	No Opt. Call	7,473,375
AAA	1,000	Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,026,650
AAA	1,000	Orange Cnty. Local Trans. Auth., Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,124,640
AAA	2,495	Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	No Opt. Call	2,565,484
AAA	3,345	Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,441,303
AAA	1,000	Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,019,420
		Sacramento Mun. Util. Dist., Elec. Rev., Ser. C,
AAA	825	5.75%, 11/15/07, MBIA	ETM	835,692
AAA	3,750	5.75%, 11/15/08, FGIC	ETM	3,797,362
AAA	3,950	5.75%, 11/15/09, MBIA	ETM	3,999,454
AAA	5,000	San Bernardino Cnty., Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,284,900
		San Diego Cnty.,
AAA	2,360	COP, 5.00%, 2/01/09, AMBAC	No Opt. Call	2,551,915
AAA	11,000	COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	12,356,960
AAA	7,830	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, MBIA	ETM	7,907,752
AAA	2,500	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,524,825
AAA	12,725	San Diego Pub. Facs. Fin. Auth., Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	12,679,190

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California (continued)
AAA	$1,250		San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	$1,305,438
AAA	1,000		San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,044,770
AAA	1,000		San Mateo Cnty. Cmnty. College Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,019,380
			Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
AAA	1,000		Zero Coupon, 8/01/08	No Opt. Call	878,450
AAA	2,000		Zero Coupon, 8/01/09	No Opt. Call	1,669,900
AAA	4,030		Santa Barbara Cnty., Local Transp. Auth., Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	4,024,842
AAA	2,470		Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,519,252
AAA	2,865	[3]	Santa Clara Cnty. Fin. Auth., Fac. Replacement Proj. A, 6.50%, 11/15/04, AMBAC	N/A	2,976,133
AAA	4,620		Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,800,041
AAA	4,665		So. Coast Air Quality Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,865,782
			Univ. of California,
AAA	2,500		Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,721,275
AAA	2,000		Ser. F, 5.00%, 9/01/11, FGIC	09/06 @ 101	2,130,020

					242,811,342

			Puerto Rico—12.2%
			Puerto Rico Elec. Pwr. Auth.,
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,574,210
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,183,180
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,725,579
AAA	4,000		Puerto Rico Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,451,720

					20,934,689

			Total Long-Term Investments (cost $251,872,912)		263,746,031

	Shares
	(000)

			MONEY MARKET FUNDS—5.4%
	8,600		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	8,600,000
	650		SSgA Tax Free Money Mkt. Fund	N/A	650,000

			Total Money Market Funds (cost $9,250,000)		9,250,000

			Total Investments—159.3% (cost $261,122,912)		272,996,031
			Other assets in excess of liabilities—1.7%		2,945,978
			Preferred shares at redemption value, including dividends payable—(61.0)%		(104,571,169)

			Net Assets Applicable to Common Shareholders—100%		$171,370,840

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 96.6% of the Trust’s total investments.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—148.4%
			California—123.5%
BBB+	$2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,043,846
			California, GO,
A3	5,000		5.00%, 11/01/20	11/11 @ 100	5,054,500
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,545,110
			California Cnty. Tobacco Sec. Agcy.,
BBB	5,000		Ser. A, 5.50%, 6/01/33	06/12 @ 100	3,955,600
BBB	5,000		Fresno Cnty. Fdg. Corp., 5.875%, 6/01/27	06/12 @ 100	4,255,300
A-	6,500	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19	05/12 @ 101	6,679,530
			California Hlth. Fac. Fin. Auth., Adventist Hlth. Sys., Ser. A,
A	1,075		5.00%, 3/01/18	03/13 @ 100	1,069,088
A	1,000		5.00%, 3/01/19	03/13 @ 100	985,170
A	2,060		5.00%, 3/01/20	03/13 @ 100	2,010,951
A	1,355		5.00%, 3/01/24	03/13 @ 100	1,271,911
AAA	20,000		California Hsg. Fin. Agcy., Home Mtg. Rev., Ser. T, Zero Coupon, 8/01/21, MBIA	08/11 @ 57.562	7,474,400
			California Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,047,329
A	6,500		Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,580,600
A2	3,100		California Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,412,356
			California Pub. Wks. Brd., Ser. A,
Baa1	2,020		California Cmnty. College, 5.00%, 12/01/17	12/08 @ 101	2,060,643
A3	2,415		California St. Univ., 5.00%, 10/01/17	10/08 @ 101	2,468,927
A-	2,500		Daly City Hsg. Dev. Fin. Agcy., Sr. Franciscan Acquisition Proj., Ser. A, 5.80%, 12/15/25	12/13 @ 102	2,524,875
AAA	3,395		Fontana Pub. Fin. Auth., Tax Allocation Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA .	09/11 @ 101	3,562,713
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	7,456,200
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	995	[4]	5.80%, 6/01/21	06/13 @ 100	968,831
NR	1,040	[4]	5.85%, 6/01/22	06/13 @ 100	1,010,745
NR	1,000	[4]	5.90%, 6/01/23	06/13 @ 100	971,130
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,155,800
AA	5,000		Los Angeles Cnty., Pub. Wks. Fin. Auth., Regl. Pk. & Open Space, Ser. A, 5.00%, 10/01/19	10/07 @ 101	5,090,200
AAA	10,025		Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,465,198
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,135,950
			San Bernardino Cnty., Spl. Tax, Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	99,666
NR	245		5.50%, 9/01/18	09/12 @ 102	234,090
NR	500		5.60%, 9/01/19	09/12 @ 102	477,575
NR	355		5.70%, 9/01/20	09/12 @ 102	341,212
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,117,944
AAA	2,135		Santa Clara Valley Transp. Auth., Sales Tax Rev., Ser. A, 5.00%, 6/01/18, MBIA	06/11 @ 100	2,194,972
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,026,623
BBB	1,000		Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%, 6/01/41	06/11 @ 100	725,510
BBB	6,000		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.50%, 6/01/36	06/12 @ 100	4,620,900

					114,095,395

			Delaware—4.7%
A3	4,000	[5]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	No Opt. Call	4,353,320

			Maryland—5.9%
NR	5,000	[4,5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,436,500

			Puerto Rico—14.3%
A-	4,410		Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. C, 5.75%, 7/01/19	No Opt. Call	4,898,540
BBB+	7,500	[6]	Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	8,380,425

					13,278,965

			Total Long-Term Investments (cost $138,375,043)		137,164,180

See Notes to Financial Statements.

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—10.0%
4,600	AIM Tax Free Investment. Co. Cash Reserve Portfolio	$4,600,000
4,600	SSgA Tax Free Money Mkt. Fund	4,600,000

	Total Money Market Funds (cost $9,200,000)	9,200,000

	Total Investments—158.4% (cost $147,575,043)	146,364,180
	Other assets in excess of liabilities—1.7%	1,562,181
	Preferred shares at redemption value, including dividends payable—(60.1)%	(55,528,192)

	Net Assets Applicable to Common Shareholders—100%	$92,398,169

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Entire or partial principal amount pledged as collateral for financial futures contracts.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 10.6% of its net assets, with a current market value of $9,789,820, in securities restricted as to resale.

6 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.5%
			Florida—134.8%
AAA	$1,500		Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,564,725
AAA	1,765		Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,784,521
			Dade Cnty.,
AAA	1,000		Aviation Rev., 6.00%, 10/01/08, AMBAC	10/05 @ 102	1,065,900
AAA	5,000		GO, Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,442,300
AAA	905		GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	789,142
AAA	1,095		GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	949,091
AAA	1,515		Delray Beach, Decade of Excellence Prog., GO, 3.50%, 2/01/09, FSA	No Opt. Call	1,533,544
			Escambia Cnty. Util. Sys., Ser. B, FGIC,
AAA	1,595		6.125%, 1/01/09	No Opt. Call	1,780,865
AAA	5,235		6.25%, 1/01/12	No Opt. Call	6,027,841
AAA	5,060		6.25%, 1/01/13	No Opt. Call	5,854,268
			Florida Brd. of Ed.,
AAA	8,720		GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,824,902
AAA	4,190		Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,509,152
			Florida Dept. of Env. Protection Presvtn., Ser. B, FGIC,
AAA	5,905		4.00%, 7/01/08	No Opt. Call	6,134,291
AAA	6,140		4.00%, 7/01/09	No Opt. Call	6,348,453
			Florida Div. of Bond Fin. Dept., Gen. Svc. Rev.,
AAA	2,000		Nat. Res. & Presvtn., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,115,820
AAA	8,000		Dept. of Env. Presvtn., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,595,600
AAA	1,090		Florida Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,110,536
AAA	6,000		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	6,089,280
			Hillsborough Cnty. Cap Impvt., FGIC,
AAA	2,630	[3]	6.25%, 8/01/04	N/A	2,665,426
AAA	1,500	[3]	6.60%, 8/01/04	N/A	1,520,565
AAA	5,000	[3]	Hillsborough Cnty. Sch. Brd., COP, 5.875%, 7/01/04, MBIA	N/A	5,100,000
AAA	3,000		Hillsborough Cnty. Sch. Dist., Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,099,270
AAA	10,000		Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,577,600
			Indian River Cnty. Sch. Dist., GO, FSA,
AAA	950		3.25%, 4/01/08	No Opt. Call	961,333
AAA	1,000		3.25%, 4/01/09	No Opt. Call	1,001,770
			Indian Trace Cmnty. Dev. Dist., Wtr. Mgmt. Spec. Benefit, Ser. A, MBIA,
AAA	3,000		5.625%, 5/01/08	05/05 @ 102	3,150,690
AAA	2,910		5.75%, 5/01/09	05/05 @ 102	3,059,108
			Jacksonville Beach Utils., AMBAC,
AAA	1,100		3.10%, 4/01/09	No Opt. Call	1,094,753
AAA	1,155		3.10%, 10/01/09	No Opt. Call	1,143,589
AAA	5,895		Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,178,490
			Jacksonville Sales Tax,
AAA	1,155		3.125%, 10/01/08, FGIC	No Opt. Call	1,159,227
AAA	1,000		3.375%, 10/01/09, FGIC	No Opt. Call	1,003,250
AAA	2,000		4.10%, 10/01/08, AMBAC	No Opt. Call	2,084,320
AAA	825		Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	833,011
AAA	2,000		Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,226,500
AAA	3,000		Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,124,800
			Miami, GO, FGIC,
AAA	1,345		5.90%, 12/01/08	No Opt. Call	1,503,024
AAA	1,000		6.00%, 12/01/09	No Opt. Call	1,132,380
			Miami Dade Cnty.,
AAA	2,000		Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,145,360
AAA	1,535		Pub. Svc. Tax Rev., Pub. Impvt., 3.40%, 4/01/08, AMBAC	No Opt. Call	1,561,402
AAA	1,595		Pub. Svc. Tax Rev., Pub. Impvt., 3.625%, 4/01/09, AMBAC	No Opt. Call	1,623,933
AAA	4,775		Sch. Brd., COP, 5.25%, 8/01/11, FSA	08/08 @ 101	5,158,767

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Florida (continued)
			Orange Cnty.,
AAA	$1,000	[3]	Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC	N/A	$1,068,920
AAA	4,895		Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,903,077
AAA	5,130		Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,315,706
AAA	5,340		Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,503,724
AAA	1,005		Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,121,912
AAA	495		Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	549,044
			Orlando Wst. Wtr. Sys., Ser. A, AMBAC,
AAA	1,100		3.25%, 10/01/08	No Opt. Call	1,109,460
AAA	1,280		3.50%, 10/01/09	No Opt. Call	1,291,802
			Osceola Cnty., AMBAC,
AAA	1,810		3.75%, 10/01/08	No Opt. Call	1,861,296
AAA	1,535		3.875%, 10/01/09	No Opt. Call	1,576,629
			Osceola Cnty. Gas Tax, FGIC,
AAA	640		3.10%, 4/01/08	No Opt. Call	644,256
AAA	535		3.30%, 4/01/09	No Opt. Call	537,119
			Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
AAA	1,770		3.00%, 8/01/08	No Opt. Call	1,769,115
AAA	850		3.30%, 8/01/09	No Opt. Call	848,529
AAA	7,085		Pasco Cnty. Solid Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	08/04 @ 100	7,103,846
			Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
AAA	2,000		3.20%, 1/01/08	No Opt. Call	2,017,100
AAA	2,000		3.375%, 1/01/09	No Opt. Call	2,011,180
AAA	1,020		Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,037,554
AAA	1,000	[3]	Seminole Cnty. Sch. Brd., COP, Ser. A, 5.90%, 7/01/04, MBIA	N/A	1,020,000
AAA	2,000		Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,257,160
			So. Florida Wtr. Mgmt. Dist., AMBAC,
AAA	1,250		3.00%, 10/01/08	No Opt. Call	1,248,400
AAA	1,000		3.30%, 10/01/09	No Opt. Call	999,670
AAA	1,025		St. Johns Cnty. Sch. Brd. COP, Ser. A, 3.50%, 7/01/09, MBIA	No Opt. Call	1,034,953
AAA	500		St. Petersburg Hlth. Facs. Auth., All Childrens Hosp., 3.10%, 11/15/08, AMBAC	No Opt. Call	499,365
AAA	1,370		Village Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,506,014
AAA	2,370		Volusia Cnty., Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,460,581

					183,925,211

			Puerto Rico—17.7%
			Puerto Rico Mun. Fin. Agcy., Ser. A, FSA,
AAA	10,000		3.50%, 8/01/08	No Opt. Call	10,192,900
AAA	12,000		3.75%, 8/01/09	No Opt. Call	12,297,000
AAA	1,500		5.625%, 8/01/10	08/09 @ 101	1,669,395

					24,159,295

			Total Long-Term Investments (cost $201,976,770)		208,084,506

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—7.0%
6,800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$6,800,000
2,700	SSgA Tax Free Money Mkt. Fund	2,700,000

	Total Money Market Funds (cost $9,500,000)	9,500,000

	Total Investments—159.5% (cost $211,476,770)	217,584,506
	Other assets in excess of liabilities—2.2%	3,062,879
	Preferred shares at redemption value, including dividends payable—(61.7)%	(84,165,897)

	Net Assets Applicable to Common Shareholders—100%	$136,481,488

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 95.6% of the Trust’s total investments.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—157.6%
			Florida—137.3%
NR	$2,000		Brandy Creek Cmnty. Dev. Dist., Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$2,002,400
NR	5,000		Crossings at Fleming Island, Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	5,078,250
AAA	1,095		Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,107,286
BBB	4,000		Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	No Opt. Call	3,811,840
AAA	5,000	[3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	5,203,850
AAA	6,150		Florida Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,194,649
BBB-	1,955		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,908,842
AAA	1,000		Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	991,990
AA-	1,000		Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	989,180
AAA	3,000		Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,066,060
			Marco Island Util. Sys., MBIA,
AAA	2,000		5.00%, 10/01/22	10/13 @ 100	2,040,400
AAA	1,375		5.00%, 10/01/23	10/13 @ 100	1,390,428
AAA	1,000		5.25%, 10/01/21	10/13 @ 100	1,037,220
BB	2,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	2,517,550
			Miami Dade Cnty., MBIA,
AAA	5,365		Ser. A, Zero Coupon, 10/01/19	04/08 @ 55.413	2,366,126
AAA	10,000		Ser. A, Zero Coupon, 10/01/20	04/08 @ 52.398	4,158,500
AAA	7,560		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,450,310
AAA	4,695		Miami-Dade Cnty. Edl. Facs. Auth. Rev., Univ. Miami, Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,728,428
AAA	4,000		Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	1,814,240
NR	4,000		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43, 6.10%, 8/01/21	08/11 @ 101	4,079,160
A	4,450		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32	11/12 @ 101	4,422,900
AAA	6,500		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,410,950
			Palm Coast Florida Util. Sys., MBIA,
AAA	1,770		5.00%, 10/01/22	10/13 @ 100	1,805,754
AAA	1,485		5.00%, 10/01/23	10/13 @ 100	1,501,662
AAA	1,500		5.00%, 10/01/24	10/13 @ 100	1,510,155
AAA	2,760		Polk Cnty. Florida Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,790,967
NR	4,765		Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,780,534
NR	2,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,765,166
NR	1,250		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09 @ 100	1,254,875
			Tohopekaliga Wtr. Auth., FSA,
AAA	3,630		Ser. A, 5.00%, 10/01/21	10/13 @ 100	3,708,771
AAA	3,810		Ser. A, 5.00%, 10/01/22	10/13 @ 100	3,886,962
AAA	2,000		Ser. A, 5.00%, 10/01/23	10/13 @ 100	2,022,440
AAA	1,975		Ser. B, 5.00%, 10/01/22	10/13 @ 100	2,014,895
AAA	1,180		Ser. B, 5.00%, 10/01/23	10/13 @ 100	1,193,240
NR	2,000		Village Cmnty. Dev. Dist. No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	2,014,000
			Village Ctr. Cmnty. Dev. Dist.,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,128,850
NR	2,000	[4]	Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,067,000

					105,215,830
			Puerto Rico—20.3%
			Children’s Trust Fund, Tobacco Settlement Rev.,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	1,637,409
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	8,518,860
BBB+	5,000		Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29	02/12 @ 100	5,445,150

					15,601,419

			Total Long-Term Investments (cost $123,214,817)		120,817,249

			SHORT-TERM INVESTMENTS—4.4%
			Puerto Rico—1.6%
A1	300	[5]	Puerto Rico Comnwlth. Gov’t. Dev. Bank, 1.02%, 7/01/04, MBIA, FRDD	N/A	300,000
A1	950	[5]	Puerto Rico Comnwlth. Hwy. & Transp. Auth., Transp. Rev.,
			Ser. A, 1.00%, 7/07/04, AMBAC, FRWD	N/A	950,000

					1,250,000

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.8%
2,100	AIM Tax Free Investment Co. Cash Reserve Portfolio	$2,100,000

	Total Short-Term Investments (cost $3,350,000)	3,350,000

	Total Investments—162.0% (cost $126,564,817)	124,167,249
	Other assets in excess of liabilities—1.8%	1,383,588
	Preferred shares at redemption value, including dividends payable—(63.8)%	(48,905,025)

	Net Assets Applicable to Common Shareholders—100%	$76,645,812

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Entire or partial principal amount pledged as collateral for financial futures contracts.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of June 30, 2004.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—144.0%
		Albany Cnty., GO, FGIC,
AAA	$1,515	3.50%, 6/01/08	No Opt. Call	$1,545,482
AAA	2,030	3.50%, 6/01/09	No Opt. Call	2,061,323
AAA	1,000	Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,038,790
AAA	2,250	Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,309,535
AAA	1,960	East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,035,029
		Elmira City Sch. Dist., FGIC,
AAA	2,125	3.25%, 6/15/08	No Opt. Call	2,148,524
AAA	1,500	3.25%, 6/15/09	No Opt. Call	1,506,285
		Erie Cnty., GO,
AAA	3,825	Pub. Impvt., Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,814,711
AAA	1,000	Pub. Impvt., Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,027,140
AAA	555	Ser. B, 5.70%, 5/15/08, MBIA	11/04 @ 102	574,430
AAA	1,185	Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,221,202
		Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
AAA	1,125	3.75%, 6/15/09	No Opt. Call	1,155,285
AAA	1,000	4.00%, 6/15/08	No Opt. Call	1,038,790
AAA	1,500	Hempstead Township, GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,551,705
AAA	1,070	Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA	No Opt. Call	1,086,639
AAA	12,500	Long Island Pwr. Auth., Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	13,386,000
		Lowville Central Sch. Dist., GO, FGIC,
AAA	1,255	3.30%, 6/15/08	No Opt. Call	1,271,215
AAA	1,305	3.60%, 6/15/09	No Opt. Call	1,331,230
		Met. Transp. Auth.,
AAA	12,000	Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,125,160
AAA	26,075	Ser. K, 6.00%, 7/01/08, MBIA	ETM	29,232,683
AAA	2,500	Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,812,125
AAA	1,500	Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,481,340
		Monroe Cnty., GO, Pub. Impvt., FGIC,
AAA	1,225	4.00%, 3/01/09	No Opt. Call	1,269,247
AAA	2,095	4.00%, 3/01/10	No Opt. Call	2,151,020
		Mt. Sinai Union Free Sch. Dist., AMBAC,
AAA	935	6.00%, 2/15/08	No Opt. Call	1,033,586
AAA	930	6.10%, 2/15/09	No Opt. Call	1,046,483
AAA	1,075	6.10%, 2/15/10	No Opt. Call	1,217,749
		New Paltz Central Sch. Dist., GO, FGIC,
AAA	500	3.125%, 6/01/08	No Opt. Call	503,195
AAA	610	3.50%, 6/01/09	No Opt. Call	619,412
AAA	3,000	New York, GO, Ser. A, 4.00%, 3/15/09, FSA	No Opt. Call	3,109,200
		New York City, GO,
AAA	1,000	Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,079,280
AAA	4,720	Ser. C, 4.75%, 8/15/09, XLCA	08/08 @ 101	5,010,516
AAA	12,755	Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,668,768
AAA	45	Ser. C-1, 6.25%, 8/01/10, FSA	08/04 @ 100	45,158
AAA	50	Ser. C-1, 6.375%, 8/01/08, MBIA	08/04 @ 100	50,180
AAA	6,895	Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,717,091
		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A,
AAA	2,810	3.75%, 2/15/09, FSA	No Opt. Call	2,864,879
AAA	2,000	5.00%, 2/15/08, AMBAC	No Opt. Call	2,133,660
		New York City Mun. Wtr. Fin. Auth., Ser. A,
AAA	11,500	Zero Coupon, 6/15/09, MBIA	No Opt. Call	9,683,000
AAA	1,710	6.00%, 6/15/08, FGIC	ETM	1,914,875
		New York City Transl. Fin. Auth.,
AAA	4,000	Ser. B, 4.00%, 5/01/09, MBIA	No Opt. Call	4,143,960
AAA	7,800	Ser. B, 5.25%, 5/01/11, MBIA	No Opt. Call	8,576,802
AAA	2,000	Ser. C, 5.00%, 8/01/09, FSA	ETM	2,177,940
AAA	3,300	Ser. C, 5.50%, 2/01/09, FSA	No Opt. Call	3,621,948

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS (continued)
			New York Dorm. Auth.,
AAA	$1,965	[3]	City Univ., Ser. 1, 6.125%, 07/01/04, AMBAC	N/A	$2,004,300
AAA	1,185	[3]	City Univ., Ser. 1, 6.125%, 07/01/04, AMBAC	N/A	1,208,700
AAA	1,070		Hosp. Lutheran Medical, 3.00%, 2/01/09, MBIA	No Opt. Call	1,051,318
AAA	1,625		Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,650,480
AAA	2,970		Secured Hosp., 4.00%, 2/15/09, XLCA	No Opt. Call	3,059,545
AAA	3,500		Secured Hosp., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,775,975
AAA	5,000		Secured Hosp., 5.125%, 2/15/09, FSA	02/08 @ 101.5	5,362,100
AAA	1,600		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,726,048
AAA	2,500		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,727,925
AAA	5,000		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,455,850
AAA	6,000		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,547,020
AAA	5,000		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,516,650
AAA	500		W.K. Nursing Home, 5.65%, 8/01/09	08/06 @ 102	527,685
AAA	1,000		Winthrop Univ. Hosp. Assoc., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,038,910
			New York Env. Facs. Corp.,
AAA	1,630		Clean Wtr. & Drinking, 3.875%, 4/15/10	No Opt. Call	1,673,358
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,235,260
AAA	2,150	[3]	PCR, Ser. D, 6.60%, 11/15/04	N/A	2,234,151
AAA	2,020	[3]	PCR, Ser. D, 6.60%, 11/15/04	N/A	2,099,063
AAA	830		PCR, Ser. D, 6.60%, 5/15/08	11/04 @ 102	861,714
			New York Hsg. Fin. Agcy.,
AAA	1,345		Hsg. Proj. Mtg., Ser. A, 5.80%, 5/01/09, FSA	05/06 @ 102	1,414,214
AAA	4,585		Hsg. Proj. Mtg., Ser. A, 5.80%, 11/01/09, FSA	05/06 @ 102	4,820,119
AAA	2,605		Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	08/04 @ 101	2,606,745
AAA	5,000	[3]	New York Med. Care Fac. Fin. Agcy., New York Hosp., Ser. A, 6.50%, 02/15/05, AMBAC	N/A	5,257,750
AAA	250		New York Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	273,998
			New York Thruway Auth.,
AAA	4,955		Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,049,145
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,062,060
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,070,780
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,185,621
AAA	3,410		Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,723,311
			New York Urban Dev. Corp., Correctional Facs., AMBAC,
AAA	2,000		Ser. A, 5.50%, 1/01/09	No Opt. Call	2,191,820
AAA	5,140		Svc. Contract Rev., Ser. B, 5.25%, 1/01/10	01/09 @ 101	5,599,465
AAA	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,041,882
			So. Seneca Central Sch. Dist., GO, MBIA,
AAA	1,185		3.20%, 6/15/08	No Opt. Call	1,195,938
AAA	1,045		3.375%, 6/15/09	No Opt. Call	1,055,314
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,069,428
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,516,500
AAA	1,675		Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,679,070
AAA	2,265		Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,460,673

			Total Long-Term Investments (cost $252,340,937)		266,422,457

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—11.2%
			Georgia—1.1%
AA+	$2,000	[4]	Mun. Elec. Auth., Proj. 1, Ser. C, 1.04%, 7/07/04, MBIA, FRWD	$2,000,000

			New York—0.2%
AAA	300	[4]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. G, 1.03%, 7/01/04, FGIC, FRDD	300,000

	Shares
	(000)

			Money Market Funds—9.9%
	9,200		AIM Tax Free Investment Co. Cash Reserve Portfolio	9,200,000
	9,200		SSgA Tax Free Money Mkt. Fund	9,200,000

				18,400,000

			Total Short-Term Investments (cost $20,700,000)	20,700,000

			Total Investments—155.2% (cost $273,040,937)	287,122,457
			Other assets in excess of liabilities—4.0%	7,429,357
			Preferred shares at redemption value, including dividends payable—(59.2)%	(109,577,282)

			Net Assets Applicable to Common Shareholders—100%	$184,974,532

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of June 30, 2004.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 87.9% of the Trust’s total investments.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.5%
			New York—137.4%
NR	$1,320		East Rochester Hsg. Auth., 5.20%, 12/20/24	12/11 @ 101	$1,329,425
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy., Sld. Wst. Disp. Rev., 5.20%, 12/01/20	12/13 @ 100	2,299,080
AAA	1,900		Long Island Pwr. Auth., Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA	No Opt. Call	990,907
AAA	5,000		Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,142,400
			New York City, GO,
A	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,126,640
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,349,700
A-	4,000		New York City Ind. Dev. Agcy., Civic Fac. Rev., YMCA of Greater New York Proj.,
			5.25%, 8/01/21	02/11 @ 100	3,994,840
			New York City Transl. Fin. Auth.,
AA+	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,097,080
AA+	1,895		Ser. C, 5.00%, 5/01/19	05/09 @ 101	1,937,561
			New York Dorm. Auth.,
AA	1,000		Brooklyn Law Sch., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,063,620
AA-	1,800		City Univ., Ser. A, 5.125%, 7/01/21	07/11 @ 100	1,824,642
AAA	1,030	[3]	Mental Hlth. Svcs., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,161,366
AAA	1,590		Mental Hlth. Svcs., Ser. B, 5.50%, 8/15/20, MBIA	08/11 @ 100	1,678,802
AA-	3,750		Mental Hlth. Svcs. Facs., Ser. A, 5.00%, 2/15/18	02/08 @ 102	3,812,962
AA-	3,230		Upstate Cmnty. Colleges, Ser. A, 5.00%, 7/01/19	07/09 @ 101	3,290,789
AAA	1,000		Willow Towers Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,020,350
AA-	3,500		New York Urban Dev. Corp., Correctional Facs., 5.00%, 1/01/19	01/08 @ 102	3,544,170
AA	4,180		Niagra Cnty. Ind. Dev. Agcy., Civic Fac. Rev., Niagra Univ. Proj., Ser. A, 5.35%,
			11/01/23, RAA	11/11 @ 101	4,264,478
AA	4,130		Oneida Hlth. Care Corp., Residential Hlth. Care Proj., 5.30%, 2/01/21	02/11 @ 101	4,256,667
AA	3,875		Orange Cnty. Ind. Dev. Agcy., Civic Fac. Rev., St. Lukes Hosp. Newburg Proj.,
			Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,025,272
			Port Auth. of NY & NJ,
AAA	3,885	[4]	Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	3,967,945
Caa2	2,600		Spec. Oblig., Cont’l/Eastern Proj. LaGuardia, 9.125%, 12/01/15	08/04 @ 100	2,637,570
BBB	4,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.625%, 8/15/35	08/12 @ 100	3,394,360
BBB	3,000		TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	2,661,990
AAA	3,710		Westchester Cnty. Ind. Dev. Agy., Civic Fac. Rev., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,826,754

					74,699,370

			Delaware—8.0%
A3	4,000	[5]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	No Opt. Call	4,353,320

			Puerto Rico—8.1%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,622,640
BBB+	2,500	[3]	Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	2,793,475

					4,416,115

			Total Long-Term Investments (cost $81,673,753)		83,468,805

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.7%
950	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $950,000)	$950,000

	Total Investments—155.2% (cost $82,623,753)	84,418,805
	Other assets in excess of liabilities—2.5%	1,371,544
	Preferred shares at redemption value, including dividends payable—(57.7)%	(31,400,845)

	Net Assets Applicable to Common Shareholders—100%	$54,389,504

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Entire or partial principal amount pledged as collateral for financial futures contracts.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 8.0% of its net assets, with a current market value of $4,353,320, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—138.0%
			Pennsylvania—117.2%
AAA	$2,150	[3,4]	Allegheny Cnty. Port Auth., 6.125%, 03/01/09, MBIA	N/A	$2,444,292
AAA	1,800		Allegheny Cnty. San. Auth., 5.375%, 12/01/24, MBIA	12/07 @ 102	1,859,904
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,412,166
AAA	2,500		Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,692,150
AAA	1,250		Delaware Cnty. Ind. Dev. Auth., Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,338,388
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
B3	1,250		6.00%, 11/01/23	11/08 @ 102	1,119,075
B3	1,250		6.20%, 11/01/14	11/09 @ 102	1,216,112
BBB+	1,250		Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,148,525
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,014,060
A3	1,000		6.375%, 11/01/41	05/11 @ 101	1,015,530
			Pennsylvania Higher Edl. Facs. Auth.,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,356,725
AA	220		Philadelphia Univ., 6.10%, 6/01/30, RAA	06/10 @ 100	233,103
A	1,000		Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22	01/06 @ 101	1,028,150
			Pennsylvania Hsg. Fin. Agcy., Sngl. Fam. Mtg., GO,
AA+	1,110		Ser. 60A, 5.85%, 10/01/27	04/07 @ 101.5	1,124,519
AA+	3,200		Ser. 68A, 6.10%, 4/01/21	10/09 @ 100	3,343,328
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,257,000
AAA	1,250		Philadelphia Pkg. Auth., Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,346,238
			Philadelphia Sch. Dist., GO,
AAA	1,190		Ser. B, 5.50%, 9/01/25, AMBAC	09/05 @ 101	1,235,387
AAA	2,800		Ser. C, 5.50%, 3/01/24, MBIA	03/10 @ 100	2,906,372
AAA	3,050		Ser. C, 5.75%, 3/01/29, MBIA	03/10 @ 100	3,220,373
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,406,802
AAA	1,750		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	1,969,940

					36,688,139

			Maryland—13.9%
NR	4,000	[5,6]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,349,200

			Puerto Rico—6.9%
BBB+	2,000		Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29	02/12 @ 100	2,178,060

			Total Long-Term Investments (cost $40,514,712)		43,215,399

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.9%
1,550	AIM Tax Free Investment Co. Cash Reserve Portfolio	$1,550,000
1,550	SSgA Tax Free Money Mkt. Fund	1,550,000

	Total Money Market Funds (cost $3,100,000)	3,100,000

	Total Investments—147.9% (cost $43,614,712)	46,315,399
	Other assets in excess of liabilities—8.0%	2,497,062
	Preferred shares at redemption value, including dividends payable—(55.9)%	(17,502,989)

	Net Assets Applicable to Common Shareholders—100%	$31,309,472

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 Entire or partial principal amount pledged as collateral for financial futures contracts.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 13.9% of its net assets, with a current market value of $4,349,200, in securities restricted as to resale.

6 Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2004

	Insured	Insured			Municipal
	Municipal 2008	Municipal	Municipal 2018	Municipal 2020	Target
	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust
	(BRM)	(BMT)	(BPK)	(BKK)	(BMN)

Assets
Investments at value[1]	$714,487,434	$446,633,660	$376,247,114	$462,139,182	$774,518,402
Cash	470,205	541,194	511,230	542,380	523,709
Receivable from investments sold	2,335,000	755,000	5,359,850	—	400,000
Interest receivable	9,592,702	5,360,099	4,465,025	5,570,000	7,597,349
Other assets	181,673	123,641	55,707	64,952	169,226

	727,067,014	453,413,594	386,638,926	468,316,514	783,208,686

Liabilities
Payable for investments purchased	—	—	7,316,495	10,084,483	—
Variation margin payable	—	—	615,250	772,656	—
Dividends payable — common shares	1,802,470	1,240,362	1,034,022	1,580,987	1,816,426
Investment advisory fee payable	207,654	129,319	123,590	186,384	223,951
Administration fee payable	59,330	36,948	—	—	92,089
Deferred Directors or Trustees fees	109,219	83,121	22,136	5,429	92,213
Other accrued expenses	164,373	146,386	120,288	71,931	230,918

	2,343,046	1,636,136	9,231,781	12,701,870	2,455,597

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including
dividends payable[2,3]	271,035,177	170,455,142	137,630,461	177,624,482	299,194,700

Net Assets Applicable to
Common Shareholders	$453,688,791	$281,322,316	$239,776,684	$277,990,162	$481,558,389

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$272,071	$258,856	$15,908	$20,237	$454,106
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	420,179,598
Undistributed (distributions in excess of)
net investment income	43,500,308	20,978,679	13,243,561	203,814	33,666,406
Accumulated net realized gain (loss)	481,030	124,429	675,732	1,123,229	479,036
Net unrealized appreciation (depreciation)	31,845,888	20,709,033	199,767	(10,523,399)	26,779,243

Net assets applicable to common shareholders,
June 30, 2004	$453,688,791	$281,322,316	$239,776,684	$277,990,162	$481,558,389

Net asset value per common share[4]	$16.68	$10.87	$15.07	$13.74	$10.60

[1] Investments at cost	$682,641,546	$425,924,627	$374,860,862	$471,172,605	$747,739,159
[2] Preferred shares outstanding	10,840	6,816	5,504	7,104	11,964
[3] Par value per share	0.01	0.01	0.001	0.001	0.01
[4] Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	45,410,639

See Notes to Financial Statements.

	California				New York		Pennsylvania
Strategic	Insured	California	Florida Insured	Florida	Insured	New York	Strategic
Municipal	Municipal 2008	Municipal 2018	Municipal 2008	Municipal 2020	Municipal 2008	Municipal 2018	Municipal
Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Trust
(BSD)	(BFC)	(BJZ)	(BRF)	(BFO)	(BLN)	(BLH)	(BPS)

$168,012,316	$272,996,031	$146,364,180	$217,584,506	$124,167,249	$287,122,457	$84,418,805	$46,315,399
518,899	504,578	661,103	536,779	505,087	4,427,540	536,701	1,314,250
—	—	—	—	—	280,000	—	837,500
2,350,781	3,260,641	1,603,253	3,206,610	1,549,732	3,610,403	1,223,410	611,443
48,734	88,118	25,913	61,209	24,983	77,028	23,124	18,096

170,930,730	276,849,368	148,654,449	221,389,104	126,247,051	295,517,428	86,202,040	49,096,688

—	—	—	—	—	—	—	—
265,219	—	223,531	—	207,000	—	127,219	59,656
576,375	669,957	394,023	544,193	417,160	703,568	222,523	149,076
48,578	78,821	48,267	63,208	51,263	84,355	28,037	13,662
—	22,520	—	18,061	—	24,101	—	—
21,752	39,340	6,033	31,519	757	42,350	5,416	11,407
74,712	96,721	56,234	84,738	20,034	111,240	28,496	50,426

986,636	907,359	728,088	741,719	696,214	965,614	411,691	284,227

62,013,068	104,571,169	55,528,192	84,165,897	48,905,025	109,577,282	31,400,845	17,502,989

$107,931,026	$171,370,840	$92,398,169	$136,481,488	$76,645,812	$184,974,532	$54,389,504	$31,309,472

$7,242	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,015
102,593,420	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,362,834

5,117,369	14,895,258	3,541,348	9,256,973	(203,906)	14,205,635	2,022,440	1,036,479
(4,607,305)	324,226	(721,717)	446,371	754,840	627,251	(669,146)	(677,341)
4,820,300	11,873,119	(1,641,760)	6,107,736	(2,796,422)	14,081,520	1,549,845	2,585,485

$107,931,026	$171,370,840	$92,398,169	$136,481,488	$76,645,812	$184,974,532	$54,389,504	$31,309,472

$14.90	$16.47	$14.36	$15.67	$13.78	$16.43	$14.97	$15.53

$162,680,386	$261,122,912	$147,575,043	$211,476,770	$126,564,817	$273,040,937	$82,623,753	$43,614,712
2,480	4,182	2,221	3,366	1,956	4,382	1,256	700
0.001	0.01	0.001	0.01	0.001	0.01	0.001	0.001
7,242,261	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,015,492

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2004

	Insured	Insured			Municipal
	Municipal 2008	Municipal	Municipal 2018	Municipal 2020	Target
	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust
	(BRM)	(BMT)	(BPK)	(BKK)	(BMN)

Investment Income
Interest Income	$16,112,253	$10,578,421	$10,960,349	$12,462,551	$15,385,588

Expenses
Investment advisory	1,285,263	802,594	765,018	1,162,676	1,378,928
Administration	367,218	229,313	—	—	275,786
Transfer agent	12,012	9,282	7,462	8,008	12,376
Custodian	62,876	51,081	39,523	47,684	64,624
Reports to shareholders	49,911	33,037	25,572	22,682	52,868
Trustees fees	39,126	20,748	16,562	20,020	35,901
Registration	14,792	13,149	14,727	18,359	19,494
Independent accountants	23,340	23,438	18,802	20,314	27,981
Legal	27,608	22,254	17,937	21,067	37,682
Insurance	23,584	14,809	12,729	23,102	25,023
Auction agent	360,298	218,484	178,403	230,322	388,509
Miscellaneous	38,500	28,684	20,098	21,550	42,200

Total expenses	2,304,528	1,466,873	1,116,833	1,595,784	2,361,372
Less fees waived by Advisor	—	—	—	—	—
Less fees paid indirectly	(2,842)	(2,305)	(2,244)	(24,979)	(2,686)

Net expenses	2,301,686	1,464,568	1,114,589	1,570,805	2,358,686

Net investment income	13,810,567	9,113,853	9,845,760	10,891,746	13,026,902

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	716,591	125,737	594,740	(969,785)	452,592
Futures	—	—	2,117,891	2,575,831	—

	716,591	125,737	2,712,631	1,606,046	452,592

Net change in unrealized depreciation on:
Investments	(21,584,289)	(14,701,629)	(11,776,376)	(16,257,213)	(17,250,730)
Futures	—	—	(1,186,485)	(1,489,976)	—

	(21,584,289)	(14,701,629)	(12,962,861)	(17,747,189)	(17,250,730)

Net loss	(20,867,698)	(14,575,892)	(10,250,230)	(16,141,143)	(16,798,138)

Dividends to Preferred Shareholders
from Net Investment Income	(1,223,784)	(801,156)	(646,507)	(872,429)	(1,335,802)

Net Decrease in Net Assets
Applicable to Common Shareholders
Resulting from Operations	$(8,280,915)	$(6,263,195)	$(1,050,977)	$(6,121,826)	$(5,107,038)

See Notes to Financial Statements.

	California				New York		Pennsylvania
Strategic	Insured	California	Florida Insured	Florida	Insured	New York	Strategic
Municipal	Municipal 2008	Municipal 2018	Municipal 2008	Municipal 2020	Municipal 2008	Municipal 2018	Municipal
Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Trust
(BSD)	(BFC)	(BJZ)	(BRF)	(BFO)	(BLN)	(BLH)	(BPS)

$5,049,844	$5,680,702	$3,763,095	$4,415,852	$3,227,225	$6,296,206	$2,255,221	$1,297,354

524,455	489,327	298,540	392,110	320,043	522,329	174,177	147,890
—	139,808	—	112,032	—	149,238	—	—
7,462	8,554	7,462	8,752	7,826	8,918	7,462	7,462
28,084	35,714	20,696	33,758	29,904	41,720	17,283	15,359
13,870	18,571	11,339	15,337	11,660	21,174	8,458	5,789
7,644	12,922	6,734	10,374	6,552	13,832	6,370	6,188
9,675	14,747	11,916	11,722	13,031	14,538	9,676	599
16,968	17,687	25,385	16,111	25,486	17,694	25,357	10,662
11,275	13,290	7,364	10,212	7,488	13,653	5,369	5,485
5,776	8,978	4,891	7,187	6,397	9,609	2,879	1,621
82,441	145,713	72,786	117,350	64,340	153,867	42,675	26,417
12,163	20,247	15,324	17,542	14,202	21,327	11,223	7,069

719,813	925,558	482,437	752,487	506,929	987,899	310,929	234,541
(218,523)	—	—	—	—	—	—	(61,621)
(1,512)	(2,044)	(2,369)	(2,272)	(26,132)	(6,412)	(2,220)	(3,629)

499,778	923,514	480,068	750,215	480,797	981,487	308,709	169,291

4,550,066	4,757,188	3,283,027	3,665,637	2,746,428	5,314,719	1,946,512	1,128,063

123,082	327,887	6,308	446,371	68,438	625,941	—	(351,877)
751,469	—	758,571	—	686,422	—	438,768	171,840

874,551	327,887	764,879	446,371	754,860	625,941	438,768	(180,037)

(8,480,467)	(8,092,605)	(3,671,692)	(7,065,122)	(4,364,743)	(9,069,385)	(2,697,973)	(982,435)
(511,630)	—	(430,897)	—	(398,854)	—	(245,207)	(115,202)

(8,992,097)	(8,092,605)	(4,102,589)	(7,065,122)	(4,763,597)	(9,069,385)	(2,943,180)	(1,097,637)

(8,117,546)	(7,764,718)	(3,337,710)	(6,618,751)	(4,008,737)	(8,443,444)	(2,504,412)	(1,277,674)

(289,391)	(455,461)	(229,810)	(382,483)	(243,612)	(476,432)	(132,774)	(81,487)

$(3,856,871)	$(3,462,991)	$(284,493)	$(3,335,597)	$(1,505,921)	$(3,605,157)	$(690,674)	$(231,098)

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 (unaudited), and for the period1 ended December 31, 2003

	Insured		Insured
	Municipal 2008 Term Trust		Municipal Term Trust
	(BRM)		(BMT)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$13,810,567	$29,010,322	$9,113,853	$18,665,590
Net realized gain (loss)	716,591	2,271,344	125,737	(93,160)
Net change in unrealized appreciation/depreciation	(21,584,289)	(4,173,526)	(14,701,629)	2,758,573
Dividends and distributions to preferred
shareholders:
Net investment income	(1,223,784)	(2,080,585)[2]	(801,156)	(1,453,010)
Net realized gain	—	(500,709)[2]	—	(100,766)

Net increase (decrease) in net assets resulting
from operations	(8,280,915)	24,526,846	(6,263,195)	19,777,227

Dividends and Distributions to Common
Shareholders from:
Net investment income	(10,814,822)	(27,680,153)	(7,442,175)	(16,494,099)
Net realized gain	—	(3,452,580)	—	(626,432)

Total dividends and distributions	(10,814,822)	(31,132,733)	(7,442,175)	(17,120,531)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	—
Net proceeds from the underwriters’over-allotment
option exercised	—	—	—	—
Underwriting discounts and offering costs relating to
the issuance of preferred shares	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	(19,095,737)	(6,605,887)	(13,705,370)	2,656,696

Net Assets Applicable to
Common Shareholders
Beginning of period	472,784,528	479,390,415	295,027,686	292,370,990

End of period	$453,688,791	$472,784,528	$281,322,316	$295,027,686

End of period undistributed (distributions in excess of)
net investment income	$43,500,308	$41,560,348 [2]	$20,978,679	$20,108,157

1 Commencement of investments operations for Municipal 2020 was September 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other statements are for a full year.

2 Amount of $167,999 has been reclassified to conform with current period presentation.

See Notes to Financial Statements.

Municipal		Municipal		Municipal		Strategic
2018 Term Trust		2020 Term Trust		Target Term Trust		Municipal Trust
(BPK)		(BKK)		(BMN)		(BSD)

2004	2003	2004	2003	2004	2003	2004	2003

$9,845,760	$19,332,822	$10,891,746	$3,030,188	$13,026,902	$28,246,587	$4,550,066	$8,932,544
2,712,631	980,317	1,606,046	(482,817)	452,592	594,145	874,551	(2,846,500)
(12,962,861)	7,230,936	(17,747,189)	7,223,790	(17,250,730)	(7,445,940)	(8,992,097)	7,762,221

(646,507)	(1,336,973)	(872,429)	(212,799)	(1,335,802)	(2,708,216)	(289,391)	(595,299)
—	—	—	—	—	(126,993)	—	—

(1,050,977)	26,207,102	(6,121,826)	9,558,362	(5,107,038)	18,559,583	(3,856,871)	13,252,966

(6,204,131)	(12,408,248)	(9,485,919)	(3,161,973)	(11,617,587)	(26,110,995)	(3,458,252)	(6,727,394)
—	—	—	—	—	(1,117,102)	—	—

(6,204,131)	(12,408,248)	(9,485,919)	(3,161,973)	(11,617,587)	(27,228,097)	(3,458,252)	(6,727,394)

—	—	—	264,587,501	—	—	—	—

—	—	—	24,710,337	—	—	—	—

—	—	—	(2,096,320)	—	—	—	—

—	—	—	287,201,518	—	—	—	—

(7,255,108)	13,798,854	(15,607,745)	293,597,907	(16,724,625)	(8,668,514)	(7,315,123)	6,525,572

247,031,792	233,232,938	293,597,907	—	498,283,014	506,951,528	115,246,149	108,720,577

$239,776,684	$247,031,792	$277,990,162	$293,597,907	$481,558,389	$498,283,014	$107,931,026	$115,246,149

$13,243,561	$10,248,439	$203,814	$(329,584)	$33,666,406	$33,592,893	$5,117,369	$4,314,946

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2004 (unaudited), and for the period1 ended December 31, 2003

	California Insured		California
	Municipal 2008 Term Trust		Municipal 2018 Term Trust
	(BFC)		(BJZ)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$4,757,188	$9,941,378	$3,283,027	$6,733,378
Net realized gain (loss)	327,887	643,694	764,879	35,456
Net change in unrealized appreciation/depreciation	(8,092,605)	(70,777)	(4,102,589)	(368,473)
Dividends and distributions to preferred
shareholders:
Net investment income	(455,461)	(692,786)	(229,810)	(468,828)
Net realized gain	—	(124,259)	—	—

Net increase (decrease) in net assets resulting
from operations	(3,462,991)	9,697,250	(284,493)	5,931,533

Dividends and Distributions to
Common Shareholders from:
Net investment income	(4,019,741)	(10,396,554)	(2,364,138)	(4,728,270)
Net realized gains	—	(944,964)	—	—

Total dividends and distributions	(4,019,741)	(11,341,518)	(2,364,138)	(4,728,270)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	—
Net proceeds from the underwriter’s over-allotment
option exercised	—	—	—	—
Underwriting discounts and offering costs relating to
the issuance of preferred shares	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	(7,482,732)	(1,644,268)	(2,648,631)	1,203,263

Net Assets Applicable to
Common Shareholders
Beginning of period	178,853,572	180,497,840	95,046,800	93,843,537

End of period	$171,370,840	$178,853,572	$92,398,169	$95,046,800

End of period undistributed (distributions in excess of)
net investment income	$14,895,258	$14,613,272	$3,541,348	$2,852,269

1 Commencement of investments operations for Florida 2020 was September 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other statements are for a full year.

See Notes to Financial Statements.

Florida Insured		Florida Municipal		New York Insured		New York
Municipal 2008 Term Trust		2020 Term Trust		Municipal 2008 Term Trust		Municipal 2018 Term Trust
(BRF)		(BFO)		(BLN)		(BLH)

2004	2003	2004	2003	2004	2003	2004	2003

$3,665,637	$7,696,083	$2,746,428	$674,808	$5,314,719	$11,293,701	$1,946,512	$3,831,760
446,371	278,399	754,860	(20)	625,941	456,767	438,768	(431,368)
(7,065,122)	833,697	(4,763,597)	1,967,175	(9,069,385)	(1,012,048)	(2,943,180)	1,090,916

(382,483)	(555,799)	(243,612)	(59,253)	(476,432)	(917,968)	(132,774)	(286,897)
—	(157,394)	—	—	—	(56,470)	—	—

(3,335,597)	8,094,986	(1,505,921)	2,582,710	(3,605,157)	9,763,982	(690,674)	4,204,411

(3,265,161)	(7,050,777)	(2,502,958)	(834,319)	(4,221,411)	(8,839,915)	(1,335,138)	(2,670,425)
—	(882,029)	—	—	—	(460,415)	—	—

(3,265,161)	(7,932,806)	(2,502,958)	(834,319)	(4,221,411)	(9,300,330)	(1,335,138)	(2,670,425)

—	—	—	71,605,000	—	—	—	—

—	—	—	7,920,860	—	—	—	—

—	—	—	(619,560)	—	—	—	—

—	—	—	78,906,300	—	—	—	—

(6,600,758)	162,180	(4,008,879)	80,654,691	(7,826,568)	463,652	(2,025,812)	1,533,986

143,082,246	142,920,066	80,654,691	—	192,801,100	192,337,448	56,415,316	54,881,330

$136,481,488	$143,082,246	76,645,812	$80,654,691	$184,974,532	$192,801,100	$54,389,504	$56,415,316

$9,256,973	$9,238,980	$(203,906)	$(203,764)	$14,205,635	$13,588,759	$2,022,440	$1,543,840

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2004 (unaudited), and for the year ended December 31, 2003

	Pennsylvania
	Strategic Municipal Trust
	(BPS)

	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$1,128,063	$2,260,273
Net realized gain (loss)	(180,037)	176,317
Net change in unrealized appreciation/depreciation	(1,097,637)	437,910
Dividends to preferred shareholders from net
investment income	(81,487)	(147,231)

Net increase (decrease) in net assets resulting
from operations	(231,098)	2,727,269

Dividends to Common Shareholders from
Net Investment Income:	(894,455)	(1,746,005)

Total increase (decrease)	(1,125,553)	981,264

Net Assets Applicable to
Common Shareholders
Beginning of period	32,435,025	31,453,761

End of period	$31,309,472	$32,435,025

End of period undistributed net investment income	$1,036,479	$884,358

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$17.38	$17.62	$16.80	$16.62	$16.00	$17.06

Investment operations:
Net investment income	0.51	1.07	1.26	1.33	1.30	1.21
Net realized and unrealized gain (loss)	(0.77)	(0.07)	0.53	(0.08)	0.54	(1.23)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.04)	(0.08)	(0.13)	(0.27)	(0.38)	(0.24)
Net realized gain on investments	—	(0.01)	(0.01)	—	—	—

Net increase (decrease) from investment
operations	(0.30)	0.91	1.65	0.98	1.46	(0.26)

Dividends and distributions to common
shareholders:
Net investment income	(0.40)	(1.02)	(0.79)	(0.80)	(0.80)	(0.80)
Net realized gain	—	(0.13)	(0.04)	—	—	—

Total dividends and distributions	(0.40)	(1.15)	(0.83)	(0.80)	(0.80)	(0.80)

Capital charges with respect to issuance of
preferred shares	—	—	—	—	(0.04)	—

Net asset value, end of period	$16.68	$17.38	$17.62	$16.80	$16.62	$16.00

Market price, end of period	$16.15	$17.27	$16.58	$15.70	$14.88	$13.75

TOTAL INVESTMENT RETURN[2]	(4.26)%	11.29%	11.15%	11.06%	14.40%	(10.14)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	0.99%[4]	0.98%	0.98%	1.01%	1.05%	0.93%
Expenses before fees paid indirectly	0.99%[4]	0.98%	0.98%	1.02%	1.05%	0.93%
Net investment income before preferred
share dividends	5.94%[4]	6.03%	7.34%	7.87%	8.06%	7.30%
Preferred share dividends	0.53%[4]	0.47%	0.73%	1.60%	2.40%	1.47%
Net investment income available to common
shareholders	5.41%[4]	5.56%	6.61%	6.27%	5.66%	5.83%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$467,472	$480,887	$468,417	$460,153	$438,958	$452,317
Portfolio turnover	3%	18%	23%	3%	3%	1%
Net assets of common shareholders,
end of period (000)	$453,689	$472,785	$479,390	$457,070	$452,057	$435,314
Preferred shares outstanding (000)	$271,000	$271,000	$271,000	$271,000	$271,000	$206,000
Asset coverage per preferred share,
end of period	$66,856	$68,622	$69,235	$67,178	$66,735	$77,857

1 Amounts have been restated to conform to the presentation under the provision of EITF D-98.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Term Trust (BMT)

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$11.40	$11.29	$10.85	$10.85	$10.60	$11.22

Investment operations:
Net investment income	0.35	0.73	0.81	0.89	0.89	0.85
Net realized and unrealized gain (loss)	(0.56)	0.10	0.41	(0.12)	0.28	(0.68)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.03)	(0.06)	(0.08)	(0.18)	(0.26)	(0.17)
Net realized gain on investments	—	—	(0.02)	(0.01)	(0.01)	—

Net increase (decrease) from
investment operations	(0.24)	0.77	1.12	0.58	0.90	0.00

Dividends and distributions to common
shareholders:
Net investment income	(0.29)	(0.64)	(0.58)	(0.57)	(0.60)	(0.62)
Net realized gain	—	(0.02)	(0.10)	(0.02)	(0.02)	—

Total dividends and distributions	(0.29)	(0.66)	(0.68)	(0.59)	(0.62)	(0.62)

Capital changes with respect to issuance of
preferred shares	—	—	—	0.01	(0.03)	—

Net asset value, end of period	$10.87	$11.40	$11.29	$10.85	$10.85	$10.60

Market price, end of period	$10.79	$11.06	$10.94	$10.63	$10.44	$9.44

TOTAL INVESTMENT RETURN[2]	0.10%	7.28%	9.51%	7.73%	17.81%	(12.92)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	1.01%[4]	1.02%	1.05%	1.06%	1.11%	0.94%
Expenses before fees paid indirectly	1.01%[4]	1.02%	1.06%	1.06%	1.11%	0.94%
Net investment income before preferred
share dividends	6.30%[4]	6.36%	7.32%	8.12%	8.40%	7.74%
Preferred share dividends	0.55%[4]	0.50%	0.70%	1.68%	2.44%	1.51%
Net investment income available to common
shareholders	5.75%[4]	5.86%	6.62%	6.44%	5.96%	6.23%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$290,745	$293,334	$287,692	$284,390	$274,553	$284,075
Portfolio turnover	1%	11%	36%	7%	14%	0%
Net assets of common shareholders,
end of period (000)	$281,322	295,028	$292,371	$280,743	$280,965	$274,320
Preferred shares outstanding (000)	$170,400	170,400	$170,400	$170,400	$170,400	$130,000
Asset coverage per preferred share,
end of period	$66,282	$68,288	$67,895	$66,195	$66,242	$77,768

1 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal 2018 Term Trust (BPK)

				For the period
	Six Months Ended	Year Ended December 31,		October 30, 2001[1]
	June 30, 2004			through
	(unaudited)	2003	2002	December 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.53	$14.66	$13.66	$14.33 [4]

Investment operations:
Net investment income	0.62	1.21	1.17	0.10
Net realized and unrealized gain (loss)	(0.65)	0.52	0.73	(0.55)
Dividends to preferred shareholders from net investment
income	(0.04)	(0.08)	(0.12)	(0.01)

Net increase (decrease) from investment operations	(0.07)	1.65	1.78	(0.46)

Dividends to common shareholders from
net investment income	(0.39)	(0.78)	(0.78)	(0.07)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$15.07	$15.53	$14.66	$13.66

Market price, end of period	$14.12	$14.36	$13.43	$13.06

TOTAL INVESTMENT RETURN[5]	0.99%	12.92%	8.84%	(12.51)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[6]
Expenses after fees paid indirectly	0.91%[7]	0.93%	0.92%	0.93%[7]
Expenses before fees paid indirectly	0.91%[7]	0.94%	0.94%	0.93%[7]
Net investment income before preferred share dividends	8.02%[7]	8.21%	8.14%	4.39%[7]
Preferred share dividends	0.53%[7]	0.57%	0.84%	0.28%[7]
Net investment income available to common shareholders	7.49%[7]	7.64%	7.30%	4.11%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$247,011	$235,575	$227,674	$206,486
Portfolio turnover	8%	15%	53%	0%
Net assets of common shareholders, end of period (000)	$239,777	$247,032	$233,233	$217,229
Preferred shares outstanding (000)	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share, end of period	$68,570	$69,887	$67,381	$64,485

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

3 Calculated using the average shares outstanding method.

4 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

5 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

6 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

7 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal 2020 Term Trust (BKK)

		For the period
	Six Months Ended	September 30, 2003[1]
	June 30, 2004	through
	(unaudited)	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.51	$14.33 [2]

Investment operations:
Net investment income	0.54	0.15
Net realized and unrealized gain (loss)	(0.80)	0.25
Dividends to preferred shareholders from net investment income	(0.04)	(0.01)

Net increase (decrease) from investment operations	(0.30)	0.39

Dividends to common shareholders from net investment income	(0.47)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.02)

Total capital charges	—	(0.05)

Net asset value, end of period	$13.74	$14.51

Market price, end of period	$13.88	$15.00

TOTAL INVESTMENT RETURN[3]	(4.48)%	1.05%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[4,5]
Expenses after fees paid indirectly	1.09%	0.85%
Expenses before fees paid indirectly	1.11%	0.87%
Net investment income before preferred share dividends	7.55%	4.25%
Preferred share dividends	0.60%	0.30%
Net investment income available to common shareholders	6.95%	3.95%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$290,026	$279,827
Portfolio turnover	25%	17%
Net assets of common shareholders, end of period (000)	$277,990	$293,598
Preferred shares outstanding (000)	$177,600	$177,600
Asset coverage per preferred share, end of period	$64,135	$66,332

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

5 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Target Term Trust (BMN)

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$10.97	$11.16	$10.57	$10.67	$10.60	$11.21

Investment operations:
Net investment income	0.29	0.62	0.70	0.83	0.90	0.85
Net realized and unrealized gain (loss)	(0.37)	(0.16)	0.62	(0.10)	0.05	(0.68)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.03)	(0.06)	(0.08)	(0.17)	(0.26)	(0.16)
Net realized gain	—	—	(0.01)	(0.02)	—	—

Net increase (decrease) from
investment operations	(0.11)	0.40	1.23	0.54	0.69	0.01

Dividends and distributions to common
shareholders:
Net investment income	(0.26)	(0.57)	(0.60)	(0.58)	(0.60)	(0.62)
Net realized gain	—	(0.02)	(0.04)	(0.06)	—	—

Total dividends and distributions	(0.26)	(0.59)	(0.64)	(0.64)	(0.60)	(0.62)

Capital charges with respect to issuance of
preferred shares	—	—	—	—	(0.02)	—

Net asset value, end of period	$10.60	$10.97	$11.16	$10.57	$10.67	$10.60

Market price, end of period	$10.65	$10.95	$11.01	$10.40	$9.94	$9.81

TOTAL INVESTMENT RETURN[2]	(0.45)%	4.99%	12.28%	11.16%	7.63%	(8.43)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	0.96%[4]	0.96%	0.97%	0.96%	1.00%	0.87%
Expenses before fees paid indirectly	0.96%[4]	0.96%	0.97%	0.98%	1.00%	0.87%
Net investment income before preferred share
dividends	5.31%[4]	5.60%	6.44%	7.73%	8.61%	7.72%
Preferred share dividends	0.54%[4]	0.54%	0.75%	1.57%	2.48%	1.49%
Net investment income available to common
shareholders	4.77%[4]	5.06%	5.69%	6.16%	6.13%	6.23%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$493,189	$504,660	$494,694	$489,251	$477,169	$497,324
Portfolio turnover	0%	4%	18%	42%	5%	4%
Net assets of common shareholders,
end of period (000)	$481,558	$498,283	$506,952	$480,172	$484,646	$481,463
Preferred shares outstanding (000)	$299,100	$299,100	$299,100	$299,100	$299,100	$225,000
Asset coverage per preferred share,
end of period	$65,259	$66,654	$67,379	$65,141	$65,530	$78,514

1 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Strategic Municipal Trust (BSD)

							For the period
							August 25,
	Six Months						1999[1]
	Ended	Year Ended December 31,					through
	June 30, 2004						December 31,
	(unaudited)	2003	2002	2001[2]	2000[2]		1999[2]

PER COMMON SHARE
OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.91	$15.01	$14.33	$14.75	$13.39		$14.33 [3]

Investment operations:
Net investment income	0.63	1.23	1.26	1.25	1.22		0.30
Net realized and unrealized gain (loss)	(1.12)	0.68	0.42	(0.58)	1.41		(0.79)
Dividends to preferred shareholders
from net investment income	(0.04)	(0.08)	(0.12)	(0.23)	(0.36)[4]		(0.06)

Net increase (decrease) from investment
operations	(0.53)	1.83	1.56	0.44	2.27		(0.55)

Dividends to common shareholders
from net investment income	(0.48)	(0.93)	(0.88)	(0.86)	(0.91	)4	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—		(0.03)
Preferred shares	—	—	—	—	—		(0.13)

Total capital charges	—	—	—	—	—		(0.16)

Net asset value, end of period	$14.90	$15.91	$15.01	$14.33	$14.75		$13.39

Market price, end of period	$13.35	$14.69	$13.78	$13.58	$13.69		$12.50

TOTAL INVESTMENT RETURN[5]	(6.08)%	13.75%	8.03%	5.32%	17.44%		(15.17)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[6]
Expenses after fees waived and paid
indirectly	0.88%[7]	0.91%	0.98%	0.91%	0.90%		0.94%[7]
Expenses before fees waived and paid
indirectly	1.27%[7]	1.30%	1.39%	1.31%	1.30%		1.35%[7]
Net investment income before
preferred share dividends	8.04%[7]	8.09%	8.54%	8.40%	8.86%		6.24%[7]
Preferred share dividends	0.51%[7]	0.54%	0.78%	1.58%	2.60%		1.16%[7]
Net investment income available to
common shareholders	7.53%[7]	7.55%	7.76%	6.82%	6.26%		5.08%[7]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$113,779	$110,385	$106,807	$107,381	$100,171		$98,300
Portfolio turnover	2%	8%	13%	4%	44%		4%
Net assets of common shareholders,
end of period (000)	$107,931	$115,246	$108,721	$103,783	$106,833		$96,971
Preferred shares outstanding (000)	$62,000	$62,000	$62,000	$62,000	$62,000		$62,000
Asset coverage per preferred share,
end of period	$68,526	$71,476	$68,844	$66,855	$68,092		$64,109

1 Commencement of investment operations. This information includes the initial investments by BlackRock Financial Management, Inc.

2 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

3 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

4 Amounts have been reclassified to conform with current period presentation.

5 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

6 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

7 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$17.19	$17.34	$16.77	$16.72	$16.11	$17.12

Investment operations:
Net investment income	0.45	0.96	1.18	1.27	1.27	1.17
Net realized and unrealized gain (loss)	(0.74)	0.06	0.48	(0.19)	0.52	(1.20)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.04)	(0.07)	(0.11)	(0.24)	(0.35)	(0.21)
Net realized gain	—	(0.01)	(0.03)	(0.01)	—	—

Net increase (decrease) from investment
operations	(0.33)	0.94	1.52	0.83	1.44	(0.24)

Dividends and distributions to common
shareholders:
Net investment income	(0.39)	(1.00)	(0.81)	(0.77)	(0.77)	(0.77)
Net realized gain	—	(0.09)	(0.14)	(0.02)	—	—

Total dividends and distributions	(0.39)	(1.09)	(0.95)	(0.79)	(0.77)	(0.77)

Capital changes with respect to issuance of
preferred shares	—	—	—	0.01	(0.06)	—

Net asset value, end of period	$16.47	$17.19	$17.34	$16.77	$16.72	$16.11

Market price, end of period	$15.86	$17.09	$16.44	$15.90	$15.63	$13.88

TOTAL INVESTMENT RETURN[2]	(5.02)%	10.90%	9.56%	7.06%	18.68%	(8.40)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	1.05%[4]	1.04%	1.05%	1.08%	1.11%	0.98%
Expenses before fees paid indirectly	1.05%[4]	1.04%	1.06%	1.09%	1.11%	0.98%
Net investment income before preferred share
dividends	5.42%[4]	5.51%	6.91%	7.57%	7.74%	7.01%
Preferred share dividends	0.52%[4]	0.38%	0.64%	1.45%	2.14%	1.25%
Net investment income available to
common shareholders	4.90%[4]	5.13%	6.27%	6.12%	5.60%	5.76%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$176,602	$180,408	$177,861	$176,424	$170,286	$174,070
Portfolio turnover	0%	15%	33%	5%	0%	0%
Net assets of common shareholders,
end of period (000)	$171,371	$178,854	$180,498	$174,487	$173,974	$167,672
Preferred shares outstanding (000)	$104,550	$104,550	$104,550	$104,550	$104,550	$78,000
Asset coverage per preferred share,
end of period	$65,983	$67,776	$68,161	$66,735	$66,629	$78,765

1 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal 2018 Term Trust (BJZ)

				For the period
	Six Months Ended	Year Ended December 31,		October 30, 2001[1]
	June 30, 2004			through
	(unaudited)	2003	2002	December 31, 2001 [2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.77	$14.59	$13.63	$14.33 [4]

Investment operations:
Net investment income	0.51	1.04	1.03	0.09
Net realized and unrealized gain (loss)	(0.51)	(0.06)	0.78	(0.57)
Dividends to preferred shareholders from
net investment income	(0.04)	(0.07)	(0.11)	(0.01)

Net increase (decrease) from investment operations	(0.04)	0.91	1.70	(0.49)

Dividends to common shareholders from net investment income	(0.37)	(0.73)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.12)

Total capital charges	—	—	—	(0.15)

Net asset value, end of period	$14.36	$14.77	$14.59	$13.63

Market price, end of period	$13.20	$13.42	$13.40	$12.85

TOTAL INVESTMENT RETURN[5]	0.99%	5.67%	10.04%	(13.94)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[6]
Expenses after fees paid indirectly	1.02%[7]	1.03%	0.99%	1.07%[7]
Expenses before fees paid indirectly	1.03%[7]	1.03%	1.03%	1.07%[7]
Net investment income before preferred share dividends	6.98%[7]	7.29%	7.33%	3.78%[7]
Preferred share dividends	0.49%[7]	0.51%	0.81%	0.27%[7]
Net investment income available to common shareholders	6.49%[7]	6.78%	6.52%	3.51%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$94,565	$92,324	$90,721	$82,906
Portfolio turnover	0%	9%	42%	0%
Net assets of common shareholders, end of period (000)	$92,398	$95,047	$93,844	$87,664
Preferred shares outstanding (000)	$55,525	$55,528	$55,525	$55,525
Asset coverage per preferred share, end of period	$66,603	$67,796	$67,254	$64,488

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

3 Calculated using the average shares outstanding method.

4 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

5 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

6 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

7 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.43	$16.41	$16.01	$15.84	$15.56	$16.51

Investment operations:
Net investment income	0.42	0.88	1.12	1.25	1.24	1.17
Net realized and unrealized gain (loss)	(0.76)	0.13	0.36	(0.04)	0.28	(1.02)
Dividends and distributions to
preferred shareholders:
Net investment income	(0.04)	(0.06)	(0.11)	(0.25)	(0.37)	(0.24)
Net realized gain	—	(0.02)	(0.04)	(0.01)	—	—

Net increase (decrease) from investment
operations	(0.38)	0.93	1.33	0.95	1.15	(0.09)

Dividends and distributions to common
shareholders:
Net investment income	(0.38)	(0.81)	(0.75)	(0.75)	(0.81)	(0.86)
Net realized gain	—	(0.10)	(0.18)	(0.04)	—	—

Total dividends and distributions	(0.38)	(0.91)	(0.93)	(0.79)	(0.81)	(0.86)

Capital changes with respect to issuance of
preferred shares	—	—	—	0.01	(0.06)	—

Net asset value, end of period	$15.67	$16.43	$16.41	$16.01	$15.84	$15.56

Market price, end of period	$15.36	$16.19	$15.91	$15.40	$14.00	$14.13

TOTAL INVESTMENT RETURN[2]	(2.88)%	7.64%	9.61%	15.90%	4.96%	(11.12)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	1.07%[4]	1.05%	1.05%	1.10%	1.14%	0.99%
Expenses before fees paid indirectly	1.07%[4]	1.05%	1.06%	1.12%	1.14%	0.99%
Net investment income before preferred
share dividends	5.22%[4]	5.34%	6.90%	7.75%	7.94%	7.25%
Preferred share dividends	0.54%[4]	0.39%	0.70%	1.55%	2.39%	1.50%
Net investment income available to
common shareholders	4.68%[4]	4.95%	6.20%	6.20%	5.55%	5.75%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$141,144	$144,071	$141,064	$140,004	$135,492	$140,225
Portfolio turnover	0%	6%	52%	7%	0%	3%
Net assets of common shareholders,
end of period (000)	$136,481	$143,082	$142,920	$139,367	$137,917	$135,459
Preferred shares outstanding (000)	$84,150	$84,169	$84,150	$84,150	$84,150	$66,000
Asset coverage per preferred share,
end of period	$65,552	$67,514	$67,460	$66,406	$65,982	$76,312

1 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal 2020 Term Trust (BFO)

		For the period
	Six Months Ended	September 30, 2003[1]
	June 30, 2004	through
	(unaudited)	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.50	$14.33 [2]

Investment operations:
Net investment income	0.49	0.12
Net realized and unrealized gain (loss)	(0.72)	0.26
Dividends to preferred shareholders from net investment income	(0.04)	(0.01)

Net increase (decrease) from investment operations	(0.27)	0.37

Dividends to common shareholders from net investment income	(0.45)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.02)

Total capital charges	—	(0.05)

Net asset value, end of period	$13.78	$14.50

Market price, end of period	$13.90	$15.39

TOTAL INVESTMENT RETURN[3]	(6.86)%	3.60%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[4,5]
Expenses after fees paid indirectly	1.21%	1.02%
Expenses before fees paid indirectly	1.28%	1.05%
Net investment income before preferred share dividends	6.92%	3.45%
Preferred share dividends	0.61%	0.30%
Net investment income available to common shareholders	6.31%	3.15%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$79,820	$76,698
Portfolio turnover	4%	0%
Net assets of common shareholders, end of period (000)	$76,646	$80,655
Preferred shares outstanding (000)	$48,900	$48,900
Asset coverage per preferred share, end of period	$64,188	$66,237

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

5 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Six Months Ended	Year Ended December 31,
	June 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$17.13	$17.09	$16.22	$16.17	$15.63	$16.74

Investment operations:
Net investment income	0.47	1.01	1.13	1.25	1.24	1.16
Net realized and unrealized gain (loss)	(0.75)	(0.05)	0.75	(0.17)	0.53	(1.18)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.04)	(0.08)	(0.11)	(0.26)	(0.38)	(0.23)
Net realized gain	—	(0.01)	(0.03)	(0.01)	—	—

Net increase (decrease) from investment
operations	(0.32)	0.87	1.74	0.81	1.39	(0.25)

Dividends and distributions to common
shareholders:
Net investment income	(0.38)	(0.79)	(0.75)	(0.75)	(0.80)	(0.86)
Net realized gain	—	(0.04)	(0.12)	(0.02)	—	—

Total dividends and distributions	(0.38)	(0.83)	(0.87)	(0.77)	(0.80)	(0.86)

Capital changes with respect to issuance of
preferred shares	—	—	—	0.01	(0.05)	—

Net asset value, end of period	$16.43	$17.13	$17.09	$16.22	$16.17	$15.63

Market price, end of period	$15.76	$16.96	$16.22	$15.50	$14.75	$14.69

TOTAL INVESTMENT RETURN[2]	(4.96)%	9.88%	10.47%	10.48%	6.10%	(6.96)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	1.04%[4]	1.03%	1.04%	1.10%	1.12%	0.99%
Expenses before fees paid indirectly	1.04%[4]	1.03%	1.05%	1.10%	1.12%	0.99%
Net investment income before preferred share
dividends	5.61%[4]	5.85%	6.75%	7.59%	7.85%	7.13%
Preferred share dividends	0.50%[4]	0.48%	0.68%	1.56%	2.40%	1.42%
Net investment income available to
common shareholders	5.11%[4]	5.37%	6.07%	6.03%	5.45%	5.71%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$190,563	$192,958	$187,970	$184,600	$177,057	$183,111
Portfolio turnover	0%	7%	31%	9%	0%	0%
Net assets of common shareholders,
end of period (000)	$184,975	$192,801	$192,337	$182,611	$182,075	$175,961
Preferred shares outstanding (000)	$109,550	$109,550	$109,550	$109,550	$109,550	$85,500
Asset coverage per preferred share,
end of period	$67,219	$69,000	$68,893	$66,674	$66,596	$76,489

1 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

2 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

3 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal 2018 Term Trust (BLH)

				For the period
	Six Months Ended	Year Ended December 31,		October 30, 2001[1]
	June 30, 2004			through
	(unaudited)	2003	2002	December 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.53	$15.11	$13.58	$14.33 [4]

Investment operations:
Net investment income	0.54	1.06	1.01	0.09
Net realized and unrealized gain (loss)	(0.69)	0.18	1.37	(0.61)
Dividends to preferred shareholders from
net investment income	(0.04)	(0.08)	(0.11)	(0.01)

Net increase (decrease) from investment operations	(0.19)	1.16	2.27	(0.53)

Dividends to common shareholders from net investment income	(0.37)	(0.74)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.13)

Total capital charges	—	—	—	(0.16)

Net asset value, end of period	$14.97	$15.53	$15.11	$13.58

Market price, end of period	$14.14	$14.70	$13.46	$13.15

TOTAL INVESTMENT RETURN[5]	(1.36)%	14.94%	7.96%	(11.94)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[6]
Expenses after fees paid indirectly	1.11%[7]	1.12%	1.13%	1.15%[7]
Expenses before fees paid indirectly	1.11%[7]	1.14%	1.17%	1.15%[7]
Net investment income before preferred share dividends	6.97%[7]	7.03%	7.03%	3.73%[7]
Preferred share dividends	0.48%[7]	0.53%	0.80%	0.26%[7]
Net investment income available to common shareholders	6.49%[7]	6.50%	6.23%	3.47%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$56,167	$54,510	$52,265	$47,959
Portfolio turnover	0%	11%	41%	1%
Net assets of common shareholders, end of period (000)	$54,390	$56,415	$54,881	$49,353
Preferred shares outstanding (000)	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share, end of period	$68,304	$69,917	$68,702	$64,311

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

3 Calculated using the average shares outstanding method.

4 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

5 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

6 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

7 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

						For the period
	Six Months					August 25,
	Ended					1999[1]
	June 30,	Year Ended December 31,				through
	2004					December 31,
	(unaudited)	2003	2002	2001 [2]	2000 [2]	1999[2]

PER COMMON SHARE
OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.09	$15.61	$14.65	$14.62	$13.40	$14.33 [3]

Investment operations:
Net investment income	0.56	1.12	1.17	1.17	1.18	0.27
Net realized and unrealized gain (loss)	(0.64)	0.30	0.73	(0.08)	1.29	(0.66)
Dividends to preferred shareholders
from net investment income	(0.04)	(0.07)	(0.11)	(0.24)	(0.36) [4]	(0.06)

Net increase (decrease) from investment
operations	(0.12)	1.35	1.79	0.85	2.11	(0.45)

Dividends to common shareholders
from net investment income	(0.44)	(0.87)	(0.83)	(0.82)	(0.88)[4]	(0.23)[4]

Capital charges with respect to issuance of:
Common shares	—	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.01)	(0.22)

Total capital charges	—	—	—	—	(0.01)	(0.25)

Net asset value, end of period	$15.53	$16.09	$15.61	$14.65	$14.62	$13.40

Market price, end of period	$13.93	$15.12	$14.33	$14.03	$13.13	$13.38

TOTAL INVESTMENT RETURN[5]	(5.10)%	11.91%	8.19%	13.12%	5.08%	(9.43)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[6]
Expenses after fees waived and
paid indirectly	1.06%[7]	1.12%	1.34%	1.11%	1.22%	1.20%[7]
Expenses before fees waived and
paid indirectly	1.47%[7]	1.54%	1.75%	1.55%	1.63%	1.61%[7]
Net investment income before
preferred share dividends	7.07%[7]	7.09%	7.69%	7.86%	8.49%	5.63%[7]
Preferred share dividends	0.51%[7]	0.46%	0.71%	1.63%	2.60%	1.17%[7]
Net investment income available
to common shareholders	6.56%[7]	6.63%	6.98%	6.23%	5.89%	4.46%[7]
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$32,068	$31,892	$30,545	$30,122	$27,920	$26,882
Portfolio turnover	0%	0%	7%	16%	28%	1%
Net assets of common shareholders,
end of period (000)	$31,309	$32,435	$31,454	$29,531	$29,469	$26,995
Preferred shares outstanding (000)	$17,500	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share,
end of period	$69,732	$71,341	$69,939	$67,194	$67,112	$63,571

1 Commencement of investment operations. This information includes the initial investment by BlackRock Financial Management, Inc.

2 Amounts have been restated to conform to the presentation under the provisions of EITF D-98.

3 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

4 Amounts have been reclassified to conform with current period presentation.

5 Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

6 Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

7 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Municipal Insured 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock Municipal Target Term Trust Inc. (“Municipal Target”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Municipal Strategic”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Municipal Insured 2008, Insured Municipal, Municipal 2018, Municipal 2020, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Insured 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in other investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Investments Transactions and Investment Income: Investments transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts and 2020 Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust, Insured Municipal Trust and Municipal Target Trust has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal and Municipal Target, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     The administration fee paid to the Advisor by the 2008 Trusts, Insured Municipal Trust and Municipal Trust is computed weekly and payable monthly based on an annual rate, 0.10% for each 2008 Trust and Insured Municipal Trust and 0.07% for Municipal Target Trust, of the Trust’s average weekly managed assets.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

     Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended June 30, 2004, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Insured 2008	$20,558,516	$55,120,166	California 2018	$—	$—
Insured Municipal	3,737,110	9,565,730	Florida Insured 2008	—	7,539,650
Municipal 2018	37,689,108	29,271,447	Florida 2020	20,576,612	5,019,980
Municipal 2020	183,205,336	113,165,237	New York Insured 2008	—	18,849,900
Municipal Target	—	37,179,050	New York 2018	—	—
Municipal Strategic	4,823,462	3,997,140	Pennsylvania Strategic	—	975,463
California Insured 2008	—	8,850,450

There were no purchases or sales of U.S. government securities for the six months ending June 30, 2004.

Details of open financial futures contracts at June 30, 2004 were as follows:

	Number of		Expiration	Value at	Value at	Unrealized
Trust	Contracts	Type	Date	Trade Date	June 30, 2004	Depreciation

Short Positions:
Municipal 2018	856	10 Yr. U.S. T-Note	Sept. ’04	$92,398,394	$93,584,879	$(1,186,485)
Municipal 2020	1,075	10 Yr. U.S. T-Note	Sept. ’04	116,037,759	117,527,735	(1,489,976)
Municipal Strategic	369	10 Yr. U.S. T-Note	Sept. ’04	39,830,449	40,342,079	(511,630)
California 2018	311	10 Yr. U.S. T-Note	Sept. ’04	33,570,152	34,001,049	(430,897)
Florida 2020	288	10 Yr. U.S. T-Note	Sept. ’04	31,087,646	31,486,500	(398,854)
New York 2018	177	10 Yr. U.S. T-Note	Sept. ’04	19,105,862	19,351,069	(245,207)
Pennsylvania Strategic	83	10 Yr. U.S. T-Note	Sept. ’04	8,959,033	9,074,235	(115,202)

     At June 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Municipal Insured 2008	$682,935,401	$32,680,677	$1,128,644	$31,552,033
Insured Municipal	425,924,627	20,955,903	246,870	20,709,033
Municipal 2018	374,860,862	8,924,334	7,538,082	1,386,252
Municipal 2020	471,172,605	1,167,086	10,200,509	(9,033,423)
Municipal Target	747,739,159	26,988,945	209,702	26,779,243
Municipal Strategic	162,680,386	11,323,079	5,991,149	5,331,930
California Insured 2008	261,122,912	12,334,767	461,648	11,873,119
California 2018	147,575,043	3,068,258	4,279,121	(1,210,863)
Florida Insured 2008	211,476,770	6,348,606	240,870	6,107,736
Florida 2020	126,564,817	324,769	2,722,337	(2,397,568)
New York Insured 2008	273,040,936	14,267,937	186,416	14,081,521
New York 2018	82,631,691	2,748,039	960,925	1,787,114
Pennsylvania Strategic	43,614,712	2,758,695	58,008	2,700,687

     For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2003, the Trusts’ last tax year-end (other than the Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires

Insured Municipal	$1,308	2011	New York 2018	$668,608	2010
				431,368	2010
Municipal 2018	$2,036,899	2010
				$1,099,976
Municipal 2020	$273,311	2012
			Pennsylvania Strategic	87,517	2009
Municipal Strategic	$78,019	2008		408,700	2010
	1,802,842	2009
	760,288	2010		$496,217
	2,477,786	2012

	$5,118,935

California 2018	$1,287,186	2010

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts. Each of the Strategic Trusts has a tax year-end of June 30th.

Note 4. Distributions to Shareholders

The tax character of distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

	Six months ended June 30, 2004

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Municipal Insured 2008	$12,038,606	$—	$—	$12,038,606
Insured Municipal	8,243,331	—	—	8,243,331
Municipal 2018	6,850,638	—	—	6,850,638
Municipal 2020	10,358,348	—	—	10,358,348
Municipal Target	12,953,389	—	—	12,953,389
Municipal Strategic	3,747,643	—	—	3,747,643
California Insured 2008	4,475,202	—	—	4,475,202
California 2018	2,593,948	—	—	2,593,948
Florida Insured 2008	3,647,644	—	—	3,647,644
Florida 2020	2,746,570	—	—	2,746,570
New York Insured 2008	4,697,843	—	—	4,697,843
New York 2018	1,467,912	—	—	1,467,912
Pennsylvania Strategic	975,942	—	—	975,942

	Year ended December 31, 2003

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Municipal Insured 2008	$29,760,739	$66,619	$3,886,669	$33,714,027
Insured Municipal	17,947,109	—	727,198	18,674,307
Municipal 2018	13,745,221	—	—	13,745,221
Municipal 2020	3,374,772	—	—	3,374,772
Municipal Target	28,819,211	—	1,244,095	30,063,306
Municipal Strategic	7,322,693	—	—	7,322,693
California Insured 2008	11,089,340	—	1,069,223	12,158,563
California 2018	5,197,098	—	—	5,197,098
Florida Insured 2008	7,606,766	164,752	874,481	8,645,999
Florida 2020	893,572	—	—	893,572
New York Insured 2008	9,757,880	108,699	408,189	10,274,768
New York 2018	2,957,322	—	—	2,957,322
Pennsylvania Strategic	1,893,236	—	—	1,893,236

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed
	Tax-exempt	Ordinary	Long-term	Unrealized Net
	Income	Income	Gains	Appreciation

Municipal Insured 2008	$31,729,795	$—	$774,885	$31,552,033
Insured Municipal	20,063,723	—	124,429	20,709,033
Municipal 2018	14,283,831	—	—	1,386,252
Municipal 2020	1,805,640	—	—	—
Municipal Target	28,826,736	—	479,036	26,779,243
Municipal Strategic	5,597,286	—	—	5,331,930
California Insured 2008	10,343,316	—	324,226	11,873,119
California 2018	3,944,589	—	—	—
Florida Insured 2008	7,828,341	—	446,371	6,107,736
Florida 2020	214,443	183,445	172,541	—
New York Insured 2008	12,112,825	—	627,251	14,081,520
New York 2018	2,249,137	—	—	1,787,114
Pennsylvania Strategic	1,129,826	—	—	2,700,687

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At June 30, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common	Common		Common	Common
	Shares	Shares		Shares	Shares
Trust	Outstanding	Owned	Trust	Outstanding	Owned

Municipal Insured 2008	27,207,093	—	California 2018	6,433,028	—
Insured Municipal	25,885,639	—	Florida Insured 2008	8,707,093	—
Municipal 2018	15,908,028	—	Florida 2020	5,562,128	8,028
Municipal 2020	20,236,628	8,028	New York Insured 2008	11,257,093	—
Municipal Target	45,410,639	—	New York 2018	3,633,028	—
Municipal Strategic	7,242,261	—	Pennsylvania Strategic	2,015,492	—
California Insured 2008	10,407,093	—

     There were no transactions in common shares of beneficial interest for the six months ended June 30, 2004. Transactions in common shares of beneficial interest for the period ended December 31, 2003 were as follows:

	Shares from

		Underwriters’
		Exercising the		Net Increase
	Initial Public	Over-allotment	Reinvestment	in Shares
Trust	Offering	Option	of Dividends	Outstanding

Municipal 2020	18,508,028	1,728,600	—	20,236,628
Florida 2020	5,008,028	554,100	—	5,562,128

     Offering costs incurred in connection with the offering of common shares for the Municipal 2020 Term Turst and Florida Municipal 2020 Term Trust have been charged against the proceeds from the initial common share offering of the common shares in the amounts of $540,000 and $135,000, respectively.

     As of June 30, 2004, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

     Underwriting discounts and offering costs incurred in connection with the 2020 Trust’s preferred share offering have been charged to paid-in capital in excess of par of the common shares.

Trust	Series	Shares	Trust	Series	Shares

Municipal Insured 2008	T7	4,660	Municipal Strategic	W7	2,480
	R7	2,060	California Insured 2008	W7	2,622
	T28	2,060		W28	1,560
	R28	2,060	California 2018	M7	2,221
Insured Municipal	M7	4,216	Florida Insured 2008	R7	3,366
	M28	2,600
			Florida 2020	F7	1,956
Municipal 2018	W7	2,752	New York Insured 2008	F7	2,672
	R7	2,752		F28	1,710
Municipal 2020	M7	2,368	New York 2018	T7	1,256
	W7	2,368	Pennsylvania Strategic	W7	700
	F7	2,368
Municipal Target	W7	5,964
	F7	3,000
	W28	3,000

Underwriting	Offering		Underwriting	Offering
Trust	Discount	Cost	Trust	Discount	Cost

Municipal 2020	$1,776,000	$320,320	Florida 2020	$489,000	$130,560

     Dividends on 7-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the period ended June 30, 2004, were as follows:

Trust	Low	High	Trust	Low	High

Municipal Insured 2008	0.49%	1.48%	California 2018	0.45%	1.05%
Insured Municipal	0.68	1.25	Florida Insured 2008	0.59	1.15
Municipal 2018	0.75	1.28	Florida 2020	0.85	1.25
Municipal 2020	0.73	1.30	New York Insured 2008	0.60	1.15
Municipal Target	0.60	1.22	New York 2018	0.45	1.03
Municipal Strategic	0.69	1.15	Pennsylvania Strategic	0.60	1.18
California Insured 2008	0.45	1.40

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to June 30, 2004, the Board of each Trust declared dividends from undistributed earnings per common share payable August 2, 2004, to shareholders of record on July 15, 2004. The per share common dividends declared were:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Municipal Insured 2008	$0.066250	California 2018	$0.061250
Insured Municipal	0.047917	Florida Insured 2008	0.062500
Municipal 2018	0.065000	Florida 2020	0.075000
Municipal 2020	0.078125	New York Insured 2008	0.062500
Municipal Target	0.040000	New York 2018	0.061250
Municipal Strategic	0.079585	Pennsylvania Strategic	0.073965
California Insured 2008	0.064375

The dividends declared on preferred shares for the period July 1, 2004 to July 31, 2004, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Municipal Insured 2008	T7	$75,073	California Insured 2008	W7	$30,494
	R7	42,766		W28	35,334
	T28	47,401	California 2018	M7	34,403
	R28	46,618	Florida Insured 2008	R7	80,818
Insured Municipal	M7	83,645	Florida 2020	F7	51,756
	M28	62,530	New York Insured 2008	F7	46,707
Municipal 2018	W7	54,985		F28	37,706
	R7	69,460	New York 2018	T7	21,729
Municipal 2020	M7	51,504	Pennsylvania Strategic	W7	11,606
	W7	48,899
	F7	59,697
Municipal Target	W7	94,410
	F7	66,360
	W28	62,700
Municipal Strategic	W7	50,493

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After a 2008 Trust, Insured Municipal, 2018 Trust, 2020 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

     After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION (Unaudited)

     We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year-ended June 30, 2003, all dividends paid by the Strategic Trusts (the only Trusts with June 30th tax year-ends) were federally tax-exempt interest dividends.

     The Joint Annual Meeting of Shareholders was held on May 26, 2004, to elect a certain number of Directors/Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2007:

Municipal Insured 2008

Elected the Class II Directors as follows:
Director	Votes for	Votes Withheld

Frank J. Fabozzi[1]	10,236	44
Walter F. Mondale	20,265,760	556,078
Ralph L. Schlosstein	20,374,819	447,019
Insured Municipal

Elected the Class III Directors as follows:
Director	Votes for	Votes Withheld

Andrew F. Brimmer	22,008,977	244,156
Kent Dixon	22,031,965	221,168
Robert S. Kapito	22,044,458	208,675
Municipal 2018

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	11,975,601	166,303
Kent Dixon	11,983,296	158,608
Robert S. Kapito	11,986,708	155,196
Municipal 2020

Elected the Class I Trustees as follows:
Trustee	Votes for	Votes Withheld

Richard E. Cavanagh[1]	7,074	8
James Clayburn La Force, Jr.	15,778,107	141,744
Municipal Target

Elected the Class III Directors as follows:
Director	Votes for	Votes Withheld

Andrew F. Brimmer	37,055,882	534,704
Kent Dixon	37,160,178	430,408
Robert S. Kapito	37,159,221	431,365
Municipal Strategic

Elected the Class I Trustees as follows:
Trustee	Votes for	Votes Withheld

Richard E. Cavanagh[1]	2,435	9
James Clayburn La Force, Jr.	6,842,251	110,104
California Insured 2008

Elected the Class II Directors as follows:
Director	Votes for	Votes Withheld

Frank J. Fabozzi[1]	4,036	19
Walter F. Mondale	8,383,927	272,836
Ralph L. Schlosstein	8,454,951	201,812

1 Voted on by holders of preferred shares only.

ADDITIONAL INFORMATION (Unaudited)

California 2018

Elected Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	5,324,139	48,150
Kent Dixon	5,325,114	47,175
Robert S. Kapito	5,326,639	45,650
Florida Insured 2008

Elected the Class II Trustees as follows:
Trustee	Votes for	Votes Withheld

Frank J. Fabozzi[1]	3,187	5
Walter F. Mondale	6,764,734	178,550
Ralph L. Schlosstein	6,814,631	128,653
Florida 2020

Elected the Class I Trustees as follows:
Trustee	Votes for	Votes Withheld

Richard E. Cavanagh[1]	1,912	4
James Clayburn La Force, Jr.	4,481,053	49,961
New York Insured 2008

Elected the Class II Directors as follows:
Director	Votes for	Votes Withheld

Frank J. Fabozzi[1]	4,247	41
Walter F. Mondale	9,140,992	96,419
Ralph L. Schlosstein	9,161,660	75,751
New York 2018

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	2,861,507	52,186
Kent Dixon	2,861,507	52,186
Robert S. Kapito	2,854,953	58,740
Pennsylvania Strategic

Elected the Class I Trustees as follows:
Trustee	Votes for	Votes Withheld

Richard E. Cavanagh[1]	546	19
James Clayburn La Force, Jr.	1,887,455	11,483

     In addition to the election of Directors/Trustees, the following Trusts had an additional proposal (Proposal #2) to amend their respective Articles Supplementary in order to require an annual, instead of a quarterly, valuation date in connection with certain asset coverage tests:

	Votes for	Votes Against	Votes Withheld

Municipal Insured 2008	17,784,763	2,717,300	319,775
Insured Municipal	21,473,606	429,206	350,321
Municipal Target	34,854,629	2,214,474	521,483
California Insured 2008	8,260,565	307,540	88,658
New York Insured 2008	7,493,081	1,646,368	97,962

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

1 Voted on by holders of preferred shares only.

BlackRock Closed-End Funds

Director/Trustees		Transfer Agent
	Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
	Andrew F. Brimmer	250 Royall Street
	Richard E. Cavanagh	Canton, MA 02021
	Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
	Robert S. Kapito	Auction Agent[1]
	James Clayburn La Force, Jr.	Bank of New York
	Walter F. Mondale	100 Church Street, 8th Floor
New York, NY 10286
Officers
	Robert S. Kapito, President	Auction Agent[2]
	Henry Gabbay, Treasurer	Deutsche Bank Trust Company Americas
	Anne Ackerley, Vice President	60 Wall Street, 27th Floor
	Kevin M. Klingert, Vice President	New York, NY 10005
Richard M. Shea, Vice President/Tax
	James Kong, Assistant Treasurer	Independent Accountants
	Vincent B. Tritto, Secretary	Deloitte & Touche LLP
	Brian P. Kindelan, Assistant Secretary	200 Berkeley Street
Boston, MA 02116
Investment Advisor
	BlackRock Advisors, Inc.	Legal Counsel
	100 Bellevue Parkway	Skadden, Arps, Slate, Meagher & Flom LLP
	Wilmington, DE 19809	Four Times Square
	(800) 227-7BFM	New York, NY 10036

Sub-Advisor[1]		Legal Counsel – Independent Trustees
	BlackRock Financial Management, Inc.	Debevoise & Plimpton LLP
	40 East 52nd Street	919 Third Avenue
	New York, NY 10022	New York, NY 10022

Custodian		This report is for shareholder information. This is not a prospectus
	State Street Bank and Trust Company	intended for use in the purchase or sale of Trust shares.
	225 Franklin Street	Statements and other information contained in this report are as
	Boston, MA 02110	dated and are subject to change.

BlackRock Closed-End Funds
1	For the 2018 Trusts and 2020 Trusts.	c/o BlackRock Advisors, Inc.
2	For the Trusts except the 2018 Trusts and 2020 Trusts.	100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CLF-SEMI-4

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
Not applicable for reports for periods ending on or before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Company and
Affiliated Purchasers.
Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock Insured Municipal 2008 Term Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 8, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 8, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 8, 2004